                              -  BT INVESTMENT FUNDS  -


--------------------------------------------------------------------------------


                                 LIFECYCLE LONG RANGE
                                 LIFECYCLE MID RANGE
                                LIFECYCLE SHORT RANGE


--------------------------------------------------------------------------------




                                    ANNUAL REPORT
--------------------------------------------------------------------------------
                                      MARCH-1997

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS


TABLE OF CONTENTS
--------------------------------------------------------------------------------

     LETTERS TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . . 3

     BT INVESTMENT LIFECYCLE FUNDS
        Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . 8
        Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . 9
        Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . 10
        Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . 12
        Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . 14
        Report of Independent Accountants. . . . . . . . . . . . . . . . . . 16

     ASSET MANAGEMENT PORTFOLIOS
        Schedule of Portfolio Investments. . . . . . . . . . . . . . . . . . 17
        Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . 26
        Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . 27
        Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . 28
        Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . 29
        Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . 30
        Report of Independent Accountants. . . . . . . . . . . . . . . . . . 33

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this annual report for the BT Investment Lifecycle Long Range, Mid Range, and Short Range Funds, providing a review of the markets, the portfolios, and our outlook as well as a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.

The Lifecycle Funds (the "Funds") outperformed their benchmarks for the fiscal year ended March 31, 1997. They each either outperformed or closely tracked their Lipper category averages as well. This strong relative performance was due primarily to above average asset allocation.

MARKET ACTIVITY
U.S. MARKETS
The Funds' fiscal year began with real GDP accelerating to a 4.20% pace, dramatically slowing in the next quarter to 2.1%, and then picking up again to a 3.8% annual growth rate in the fourth calendar quarter of 1996. In the first quarter of 1997, real GDP was in excess of 3%, a pace well above what most experts agree to be a noninflationary growth course.

Still, the actual inflation picture remained quite benign. Producer prices declined, and consumer prices advanced at a slightly lower pace than seen last year. In spite of this good news, fears of future pressures failed to be alleviated, and the financial markets were nervous. Clearly, this was exacerbated by Federal Reserve Board Chairman Alan Greenspan's comments regarding "irrational exuberance" over market valuations and the possibility of a "preemptive strike" with a tightening of monetary policy. After many months of speculation and for the first time since January 1996, the Federal Reserve Board did raise the Fed Funds rate by 0.25% on March 25, 1997 to 5.50%.

U.S. EQUITIES
The stock market was characterized by tremendous volatility during this annual period. Still, the economic environment proved to be a generally favorable one for the equity markets, with the various indices continuing to reach new highs. The market reacted particularly positively to the November election results, which, at the time, seemed to promise cooperation between the Republican Congress and the Democratic administration. Corporate sales continued to grow, but profits were squeezed, as companies were unable to pass on increased wage costs to consumers. The only real glitches were in July, when there was a 2.92% fall in the Dow Jones Industrial average in just one day, in December, when Mr. Greenspan first started making public comments, and in March, following the Federal Reserve Board's official interest rate hike. Each of these downturns was very short-lived. The equity market was led by the large cap companies during this annual period.

U.S. BONDS
The bond market, too, was volatile. The fourth calendar quarter was particularly strong, as short-term rates held steady and long-term rates drifted lower. However, the rapid pace of economic growth of the last two quarters, pushed interest rates and bond yields higher. Overall, the focus in the U.S. bond market over the Funds' annual period was on the threat of inflation, and it has been a virtually continuous plague on the performance of the fixed income markets. This potential threat was made even more real by the Federal Reserve Board rate increase in late March.

INTERNATIONAL MARKETS
In core Europe, short-term interest rates remained low and fairly steady, as most economies continued to recover from recent recessions. This backdrop provided support for both European bonds and equities to outperform their U.S. counterparts on a currency hedged basis. Japan had mixed performance in its bonds and equities, as concerns about economic recovery and mounting credit problems for the nation's financial institutions pulled the markets in different directions. The central bank of Canada lowered its short-term interest rates by 2.0% this year, leading the Canadian bond market to outperform the U.S. bond market. The lower rates did not push the Canadian equity markets any higher than the U.S., however, as they performed similarly to the S&P 500.

CASH
The U.S. dollar had a strong year versus most currencies. It appreciated substantially, as strong domestic economic growth and fears of higher U.S. interest rates made the dollar look relatively attractive versus the yen and most European currencies.

INVESTMENT REVIEW
Supported by low interest rates, low inflation, and fundamental indicators, such as favorable valuation measures, the Funds remained overweighted in U.S. stocks for the annual period. Although this position hurt performance in July 1996 and March 1997, U.S. equities were a leading market for the twelve months. Thus, such an allocation was the primary reason for the Funds' relative outperformance. Even though this sector did not match S&P performance, individual security selection here did add value to the Funds.

The Funds also benefited from their underweighted position in the U.S. bond market, an allocation supported by weak momentum, upward sloping of the yield curve, which, in turn, indicated rising interest rates, and a Salomon Broad Investment Grade (BIG) Bond Index* that returned less than Treasury bills for the year. Incremental return was generated by corporate and mortgage-backed issue selection.

International stock and bond market exposure provided diversification of risk but did not contribute to the Funds' returns during this period. Though higher than it was six months earlier, the Funds' investment in international equities remained light. Their international bond market position continued to be overweighted, with the focus on Canada, France, and Japan.

- The Lifecycle Long Range Fund returned 13.88% for the twelve months ended March 31, 1997**, as compared to 13.14% for the Asset Allocation Index-Long Range* and 10.13% for the Lipper Flexible Portfolio Average+. Since its inception on November 16,

---------------
*    Indexes are unmanaged, and investments cannot be made in an index.
** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
+ Foreign investing involves special risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.
++ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Sevices, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

     1993, the Fund is up 40.31% cumulatively, or 10.57% annualized. The Fund's asset weightings were 65% in U.S. equities, 20% in U.S. bonds, 12% in international bonds, 3% in international equities, and 0% in cash as of March 31, 1997.

- The Lifecycle Mid Range Fund returned 11.16% for the twelve months ended March 31, 1997**, as compared to 10.18% for the Asset Allocation Index-Mid Range* and 10.13% for the Lipper Flexible Portfolio Average+. Since its inception on October 14, 1993, the Fund is up 27.46% cumulatively, or 7.26% annualized. The Fund's asset weightings were 45% in U.S. equities, 32% in U.S. bonds, 12% in international bonds, 3% in international equities, and 8% in cash as of March 31, 1997.

- The Lifecycle Short Range Fund returned 8.32% for the twelve months ended March 31, 1997**, as compared to 7.21% for the Asset Allocation Index-Short Range* and 8.71% for the Lipper Income Average+. Since its inception on October 15, 1993, the Fund is up 19.30% cumulatively, or 5.23% annualized. The Fund's asset weightings were 25% in U.S. equities, 44% in U.S. bonds, 9% in international bonds, 2% in international equities, and 20% in cash as of March 31, 1997.

MANAGER OUTLOOK
As the U.S. economy embarks on its seventh year of expansion, the imbalances that normally precede a recession are still not evident. Should the economy continue at its recent pace, however, the developing upward pressures on labor costs would likely generate higher inflation and a strong upward move in interest rates. This move, in turn, would probably lay the groundwork for an ensuing downturn in business activity. To some extent, the current higher interest rates should also temper overall real economic growth going forward and create a slower economic growth path by summer. This would be a more positive environment for both the stock and bond markets.

The Funds remain overweighted in U.S. stocks and underweighted in U.S. bonds. Favorable earnings reports and the forecasted continuation of a sustainable economic expansion are anticipated to offset some of the downward pressures on equities in the near term. Plus, we believe a cautious stance is warranted for the U.S. bond market for the near term, until we see what future action the Federal Reserve Board may take and what effect their previous action will have.

We believe the international markets are still well behind the U.S. in terms of an economic cycle, even with their recovery out of recession over the past year. Their economies, for the most part, are just beginning to show signs of moderate growth. However, low interest rates and favorable foreign exchange rates should propel the growth scenario over the next six months or so. At that point, their equity markets may well be poised to outperform the U.S. once again. Stronger economic markets may also cause foreign central banks to begin to raise short-term interest rates in the second half of 1997. If such a move is made, foreign bonds may become relatively unattractive compared to U.S. bonds. This international outlook combined with the possibility of the Federal Reserve Board maintaining a tightened monetary policy for the near term may also make foreign currencies look more attractive than the U.S. dollar later in 1997.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high total return with reduced risk over the long term.

We value your ongoing support of the BT Investment Lifecycle Funds and look forward to continuing to serve your investment needs in the years ahead.


                                   /s/ Philip Green

                                     Philip Green
                               Portfolio Manager of the
                                   LIFECYCLE FUNDS
                                    March 31, 1997


---------------
*    Indexes are unmanaged, and investments cannot be made in an index.
** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Sevices, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                    ----------------------------------------
                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                    ----------------------------------------
                         By Asset Class as of March 31, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)


                                     [PIE CHART]
Stocks  68%                                                           Bonds  32%


This diversification pie chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and cash) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

                       --------------------------------------
                          FIVE LARGEST COMMON STOCK HOLDINGS
                       --------------------------------------
                         Merck & Co., Inc.
                         BankAmerica Corp.
                         General Electric
                         Philip Morris Companies, Inc.
                         Pfizer, Inc.
                       --------------------------------------

                       --------------------------------------
                         FIVE LARGEST FIXED INCOME SECURITIES
                       --------------------------------------
                         US Treasury Notes 5.875%, 2/15/00
                         FNMA 7.00%, 9/01/21
                         US Treasury Notes 6.625%, 3/31/02
                         US Treasury Bond 6.50%, 11/15/26
                         US Treasury Notes 7.50%, 2/15/05
                       --------------------------------------

--------------------------------------------------------------------------------

OBJECTIVE
Seeks high total return with reduced risk over the long term.

INVESTMENT INSTRUMENTS
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.

--------------------------------------------------------------------------------


PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BT INVESTMNT LIFECYCLE LONG RANGE FUND, THE ASSET ALLOCATION INDEX-LONG RANGE AND THE S&P 500 INDEX SINCE NOVEMBER 30, 1993.

               -------------------------------------------------------
                             TOTAL RETURN FOR THE PERIOD
                                 ENDED MARCH 31, 1997
               One Year                                Since 11/16/93*
                13.88%                                      40.31%

               * The Fund's inception date.

               Investment return and principal value may
               fluctuate so that shares, when redeemed, may be
               worth more or less than their original cost.
               -------------------------------------------------------


                                       [GRAPH]

Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.

---------------
+    Asset allocation Index-Long Range is comprised of the following:
       55% S&P 500 Index
       35% Salomon Broad Investment Grade Bond Index
       10% T-Bill 3-Month Index

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE MID RANGE FUND


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                    -------------------------------------------
                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                    -------------------------------------------
                         By Asset Class as of March 31, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

                                       [CHART]
                                                       Short Term Instruments 8%

Stocks  48%                                                           Bonds  44%

This diversification pie chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and cash) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

                       --------------------------------------
                          FIVE LARGEST COMMON STOCK HOLDINGS
                       --------------------------------------
                         Merck & Co., Inc.
                         BankAmerica Corp.
                         General Electric Co.
                         Philip Morris Companies, Inc.
                         Pfizer, Inc.
                       --------------------------------------

                       --------------------------------------
                         FIVE LARGEST FIXED INCOME SECURITIES
                       --------------------------------------
                         US Treasury Notes 6.625%, 3/31/02
                         GNMA 8.00%, 7/15/25
                         US Treasury Bond 6.50%, 11/15/26
                         US Treasury Notes 5.875%, 2/15/00
                         GNMA 9.00%, 10/15/25
                       --------------------------------------

--------------------------------------------------------------------------------
OBJECTIVE
Seeks long term capital growth, current income and growth of income consistent with reasonable investment risk.

INVESTMENT INSTRUMENTS
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.

--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BT INVESTMENT LIFECYCLE SHORT RANGE FUND, THE ASSET ALLOCATION INDEX-SHORT RANGE AND THE S&P 500 INDEX SINCE OCTOBER 31, 1993.

          -----------------------------------------------------------------
                             Total Return for the Period
                                 Ended March 31, 1997
          One Year                                          Since 10/14/93*
           11.16%                                                27.46%
          * The Fund's inception date.

          Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
          -----------------------------------------------------------------


                                       [GRAPH]


Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.

-------------------------

+    Asset allocation Index-Mid Range is comprised of the following:
       35% S&P 500 Index
       45% Salomon Broad Investment Grade Bond Index
       20% T-Bill 3-Month Index

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE SHORT RANGE FUND


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                    -------------------------------------------
                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                    -------------------------------------------
                         By Asset Class as of March 31, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

                                     [PIE CHART]
Stocks  27%                                           Short Term Instruments 20%

                                                                      Bonds  53%

                       --------------------------------------
                          FIVE LARGEST COMMON STOCK HOLDINGS
                       --------------------------------------
                         BankAmerica Corp.
                         Merck & Co., Inc.
                         DuPont (E.I.) de Nemours & Co.
                         American Internation Group, Inc.
                         Philip Morris Companies, Inc.
                       --------------------------------------

                       --------------------------------------
                         FIVE LARGEST FIXED INCOME SECURITIES
                       --------------------------------------
                         US Treasury Notes 6.625%, 3/31/02
                         FNMA 7.50%, 9/01/21
                         US Treasury Notes 6.250%, 6/30/98
                         US Treasury Bond 6.50%, 11/15/26
                         US Treasury Notes 6.250%, 3/31/99
                       --------------------------------------

This diversification pie chart shows the Fund s investment exposure to different asset classes (i.e. stocks, bonds and cash) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

--------------------------------------------------------------------------------

OBJECTIVE
Seeks high income over the long term consistent with conservation of capital.

INVESTMENT INSTRUMENTS
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.

--------------------------------------------------------------------------------


PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BT INVESTMENT LIFECYCLE MID RANGE FUND, THE ASSET ALLOCATION INDEX-MID RANGE AND THE S&P 500 INDEX SINCE OCTOBER 31, 1993.

          ------------------------------------------------------------
                             TOTAL RETURN FOR THE PERIOD
                                 ENDED MARCH 31, 1997
          One Year                                     Since 10/15/93*
             8.32%                                          19.30%
          * The Fund's inception date.

          Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
          ------------------------------------------------------------


                                       [GRAPH]


Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.

-------------------------
+    Asset allocation Index-Short Range is comprised of the following:
       15% S&P 500 Index
       55% Salomon Broad Investment Grade Bond Index
       30% T-Bill 3-Month Index

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS


STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 1997
--------------------------------------------------------------------------------


                                                                    LONG RANGE           MID RANGE          SHORT RANGE
                                                                   -------------       -------------       -------------
ASSETS
   Investment in Portfolio, at Value*. . . . . . . . . . . . . .   $  78,042,203       $  61,775,915       $  32,541,524
   Receivable for Shares of Beneficial Interest Subscribed . . .         327,692             114,515              38,461
   Prepaid Expenses and Other. . . . . . . . . . . . . . . . . .           8,915               8,913               8,676
   Due from Bankers Trust. . . . . . . . . . . . . . . . . . . .              --                  --               3,548
                                                                   -------------       -------------       -------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . .      78,378,810          61,899,343          32,592,209
                                                                   -------------       -------------       -------------
Liabilities
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . . . .          12,916               4,931                  --
   Payable for Shares of Beneficial Interest Redeemed. . . . . .          52,426               8,376              21,093
   Accrued Expenses and Other. . . . . . . . . . . . . . . . . .          22,133              19,534              19,599
                                                                   -------------       -------------       -------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . .          87,475              32,841              40,692
                                                                   -------------       -------------       -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  78,291,335       $  61,866,502       $  32,551,517
                                                                   -------------       -------------       -------------
                                                                   -------------       -------------       -------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . . . .   $  71,307,115       $  57,669,496       $  31,356,220
   Undistributed Net Investment Income . . . . . . . . . . . . .         221,147             295,906             176,046
   Undistributed Net Realized Gain from Investments,
      Foreign Currencies and Futures Contracts . . . . . . . . .       4,958,823           3,087,695           1,423,009
   Net Unrealized Appreciation (Depreciation) on:
      Investment and Foreign Currency Transactions . . . . . . .       2,418,072           1,272,759            (173,595)
      Futures Contracts. . . . . . . . . . . . . . . . . . . . .        (613,822)           (459,354)           (230,163)
                                                                   -------------       -------------       -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  78,291,335       $  61,866,502       $  32,551,517
                                                                   -------------       -------------       -------------
                                                                   -------------       -------------       -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding). . . . . . . . . .   $       11.96       $       10.80       $       10.31
                                                                   -------------       -------------       -------------
                                                                   -------------       -------------       -------------
SHARES OUTSTANDING ($0.001 par value per share, unlimited
   number of shares of beneficial interest authorized) . . . . .       6,547,534           5,728,126           3,158,544
                                                                   -------------       -------------       -------------
                                                                   -------------       -------------       -------------


-------------------------
* Allocated from Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.




                 See Notes to Financial Statements on Pages 14 and 15

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS


STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1997
--------------------------------------------------------------------------------


                                                                LONG RANGE            MID RANGE         SHORT RANGE
                                                                -----------         -----------         -----------
INVESTMENT INCOME
   Income, net*. . . . . . . . . . . . . . . . . . . . . . .    $ 2,100,186         $ 2,215,078         $ 1,435,869
                                                                -----------         -----------         -----------
EXPENSES
   Administration and Services Fees. . . . . . . . . . . . .        436,826             371,327             201,123
   Printing and Shareholder Reports. . . . . . . . . . . . .         11,951              22,233              22,229
   Registration Fees . . . . . . . . . . . . . . . . . . . .         22,436              18,570              15,986
   Professional Fees . . . . . . . . . . . . . . . . . . . .         10,393              11,318              11,368
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . .          2,714               2,814               2,764
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . .          2,952               3,131               2,886
                                                                -----------         -----------         -----------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . .        487,272             429,393             256,356
   Less Expenses Absorbed by Bankers Trust . . . . . . . . .       (218,456)           (200,884)           (132,588)
                                                                -----------         -----------         -----------
      Net Expenses . . . . . . . . . . . . . . . . . . . . .        268,816             228,509             123,768
                                                                -----------         -----------         -----------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .      1,831,370           1,986,569           1,312,101
                                                                -----------         -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
 CURRENCIES AND FUTURES CONTRACTS
   Net Realized Gain from:
      Investment and Foreign Currency Transactions . . . . .      4,160,182           2,633,873           1,240,231
      Futures Contracts. . . . . . . . . . . . . . . . . . .      2,383,502           1,573,361             656,570
   Net Change in Unrealized Appreciation (Depreciation) on:
      Investments and Foreign Currency Transactions. . . . .        593,642              64,680            (649,346)
      Futures Contracts. . . . . . . . . . . . . . . . . . .       (604,109)           (322,627)           (129,374)
                                                                -----------         -----------         -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN
 CURRENCIES AND FUTURES CONTRACTS. . . . . . . . . . . . . .      6,533,217           3,949,287           1,118,081
                                                                -----------         -----------         -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . .    $ 8,364,587         $ 5,935,856         $ 2,430,182
                                                                -----------         -----------         -----------
                                                                -----------         -----------         -----------


-------------------------
* Income allocated from Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.


                 See Notes to Financial Statements on Pages 14 and 15

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                 LONG RANGE
                                                                   ------------------------------------
                                                                         FOR THE            FOR THE
                                                                      YEAR ENDED           YEAR ENDED
                                                                    MARCH 31, 1997       MARCH 31, 1996
                                                                   ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . .   $   1,831,370       $   1,298,654
   Net Realized Gain from Investments, Foreign Currencies
      and Futures Contracts. . . . . . . . . . . . . . . . . . .       6,543,684           2,996,767
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments, Foreign Currencies and Futures Contracts .         (10,467)          1,509,294
                                                                   -------------       -------------
   Net Increase in Net Assets from Operations. . . . . . . . . .       8,364,587           5,804,715
                                                                   -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . . . . .      (2,216,173)         (1,044,464)
   Net Realized Gain from Investment Transactions. . . . . . . .      (2,901,114)           (995,721)
                                                                   -------------       -------------
Total Distributions. . . . . . . . . . . . . . . . . . . . . . .      (5,117,287)         (2,040,185)
                                                                   -------------       -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares . . . . . . . . . . . . . . . .      21,938,721          46,825,041
   Dividend Reinvestments. . . . . . . . . . . . . . . . . . . .       5,117,271           2,040,116
   Cost of Shares Redeemed . . . . . . . . . . . . . . . . . . .      (8,024,398)         (9,983,290)
                                                                   -------------       -------------
Net Increase from Capital Transactions in Shares
   of Beneficial Interest. . . . . . . . . . . . . . . . . . . .      19,031,594          38,881,867
                                                                   -------------       -------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . .      22,278,894          42,646,397
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . .      56,012,441          13,366,044
                                                                   -------------       -------------
End of Year (includes undistributed net investment
   income of $221,147 and $392,190, respectively). . . . . . . .   $  78,291,335       $  56,012,441
                                                                   -------------       -------------
                                                                   -------------       -------------


                                                                                MID RANGE
                                                                   ------------------------------------
                                                                         FOR THE            FOR THE
                                                                      YEAR ENDED           YEAR ENDED
                                                                    MARCH 31, 1997       MARCH 31, 1996
                                                                   ----------------    ----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . .   $   1,986,569       $   1,601,888
   Net Realized Gain from Investments, Foreign Currencies
      and Futures Contracts. . . . . . . . . . . . . . . . . . .       4,207,234           2,255,767
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments, Foreign Currencies and Futures Contracts .        (257,947)            989,840
                                                                   -------------       -------------
   Net Increase in Net Assets from Operations. . . . . . . . . .       5,935,856           4,847,495
                                                                   -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . . . . .      (2,346,426)         (1,514,668)
   Net Realized Gain from Investment Transactions. . . . . . . .      (2,020,093)           (251,391)
                                                                   -------------       -------------
Total Distributions. . . . . . . . . . . . . . . . . . . . . . .      (4,366,519)         (1,766,059)
                                                                   -------------       -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares . . . . . . . . . . . . . . . .      11,583,017          25,423,365
   Dividend Reinvestments. . . . . . . . . . . . . . . . . . . .       4,366,423           1,765,953
   Cost of Shares Redeemed . . . . . . . . . . . . . . . . . . .      (7,118,197)         (4,537,920)
                                                                   -------------       -------------
Net Increase from Capital Transactions in Shares
   of Beneficial Interest. . . . . . . . . . . . . . . . . . . .       8,831,243          22,651,398
                                                                   -------------       -------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . .      10,400,580          25,732,834
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . .      51,465,922          25,733,088
                                                                   -------------       -------------
End of Year (includes undistributed net investment
   income of $295,906 and $385,674, respectively). . . . . . . .   $  61,866,502       $  51,465,922
                                                                   -------------       -------------
                                                                   -------------       -------------



              See Notes to Financial Statements on Pages 14 and 15

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                SHORT RANGE
                                                                   ------------------------------------
                                                                         FOR THE            FOR THE
                                                                      YEAR ENDED           YEAR ENDED
                                                                    MARCH 31, 1997       MARCH 31, 1996
                                                                   ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . .   $   1,312,101       $   1,187,781
   Net Realized Gain from Investments, Foreign Currencies
      and Futures Contracts. . . . . . . . . . . . . . . . . . .       1,896,801             725,026
   Net Change in Unrealized Appreciation (Depreciation)
    on Investments, Foreign
      Currencies and Futures Contracts . . . . . . . . . . . . .        (778,720)            536,561
                                                                   -------------       -------------
   Net Increase in Net Assets from Operations. . . . . . . . . .       2,430,182           2,449,368
                                                                   -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . . . . .      (1,614,074)         (1,141,292)
                                                                   -------------       -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares . . . . . . . . . . . . . . . .       6,206,095          10,992,026
   Dividend Reinvestments. . . . . . . . . . . . . . . . . . . .       1,614,074           1,141,292
   Cost of Shares Redeemed . . . . . . . . . . . . . . . . . . .      (4,983,599)         (5,679,693)
                                                                   -------------       -------------
Net Increase from Capital Transactions in Shares
   of Beneficial Interest. . . . . . . . . . . . . . . . . . . .       2,836,570           6,453,625
                                                                   -------------       -------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . .       3,652,678           7,761,701
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . .      28,898,839          21,137,138
                                                                   -------------       -------------
End of Year (includes undistributed net investment
   income of $176,046 and $320,715, respectively). . . . . . . .   $  32,551,517       $  28,898,839
                                                                   -------------       -------------
                                                                   -------------       -------------



                 See Notes to Financial Statements on Pages 14 and 15

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for each period indicated for the BT Investment Lifecycle Long Range and BT Investment Lifecyle Mid Range Funds.


                                                                                       LONG RANGE
                                                                 -----------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                            FOR THE YEAR ENDED              NOVEMBER 16, 1993
                                                                                  MARCH 31,                  (COMMENCEMENT
                                                                 ----------------------------------------  OF OPERATIONS) TO
                                                                    1997           1996            1995      MARCH 31, 1994
                                                                 ----------     ----------     ----------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . .     $    11.32     $    10.07     $     9.68     $    10.00
                                                                 ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . .           0.35           0.37           0.30           0.02
   Net Realized and Unrealized Gain (Loss) on Investments,
      Foreign Currencies and Futures Contracts . . . . . . .           1.18           1.54           0.32          (0.34)
                                                                 ----------     ----------     ----------     ----------
Total from Investment Operations . . . . . . . . . . . . . .           1.53           1.91           0.62          (0.32)
                                                                 ----------     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . . .          (0.39)         (0.38)         (0.23)            --
   Net Realized Gain from Investment Transactions. . . . . .          (0.50)         (0.28)            --             --
                                                                 ----------     ----------     ----------     ----------
Total Distributions. . . . . . . . . . . . . . . . . . . . .          (0.89)         (0.66)         (0.23)            --
                                                                 ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . .     $    11.96     $    11.32     $    10.07     $     9.68
                                                                 ----------     ----------     ----------     ----------
                                                                 ----------     ----------     ----------     ----------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .          13.88%         19.41%          6.60%         (8.42%)*
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . . . . . . .     $   78,291     $   56,012     $   13,366     $    5,203
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . . . . .           2.73%          3.58%          3.41%          2.69%*
      Expenses, including expenses of the
         Asset Management Portfolio. . . . . . . . . . . . .           1.00%          1.00%          1.00%          1.00%*
      Decrease Reflected in Above Expense Ratio Due
         to Absorption of Expenses by Bankers Trust. . . . .           0.48%          0.60%          0.91%          6.00%*


                                                                                        MID RANGE
                                                                 -----------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                            FOR THE YEAR ENDED             OCTOBER 14, 1993
                                                                                  MARCH 31,                  (COMMENCEMENT
                                                                 ----------------------------------------  OF OPERATIONS) TO
                                                                    1997           1996            1995      MARCH 31, 1994
                                                                 ----------     ----------     ----------  -----------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . .     $    10.48     $     9.61     $     9.45     $    10.00
                                                                 ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . .           0.42           0.41           0.37           0.11
   Net Realized and Unrealized Gain (Loss) on Investments,
      Foreign Currencies and Futures Contracts . . . . . . .           0.72           0.96           0.11         (0.60)
                                                                 ----------     ----------     ----------     ----------
Total from Investment Operations . . . . . . . . . . . . . .           1.14           1.37           0.48         (0.49)
                                                                 ----------     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . . .         (0.44)         (0.44)         (0.32)         (0.06)
   Net Realized Gain from Investment Transactions. . . . . .         (0.38)         (0.06)             --             --
                                                                 ----------     ----------     ----------     ----------
Total Distributions. . . . . . . . . . . . . . . . . . . . .         (0.82)         (0.50)         (0.32)         (0.06)
                                                                 ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . .     $    10.80     $    10.48     $     9.61     $     9.45
                                                                 ----------     ----------     ----------     ----------
                                                                 ----------     ----------     ----------     ----------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .          11.16%         14.65%          5.24%        (10.48%)*
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . . . . . . .     $   61,867     $   51,466     $   25,733     $   19,170
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . . . . .           3.48%          4.15%          4.01%          2.77%*
      Expenses, including expenses of the
         Asset Management Portfolio II . . . . . . . . . . .           1.00%          1.00%          1.00%          1.00%*
      Decrease Reflected in Above Expense Ratio Due
         to Absorption of Expenses by Bankers Trust. . . . .           0.55%          0.58%          0.76%          1.10%*


--------------------
*    Annualized

                 See Notes to Financial Statements on Pages 14 and 15

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for each period indicated for the BT Investment Lifecycle Short Range Fund.


                                                                                       SHORT RANGE
                                                                 -----------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                           FOR THE YEAR ENDED               OCTOBER 15, 1993
                                                                                MARCH 31,                    (COMMENCEMENT
                                                                 ----------------------------------------  OF OPERATIONS) TO
                                                                   1997           1996             1995       MARCH 31, 1994
                                                                 ----------     ----------     ----------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . .         $10.03     $     9.50     $     9.60     $    10.00
                                                                 ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . .           0.48           0.45           0.41           0.13
   Net Realized and Unrealized Gain (Loss) on Investments,
      Foreign Currencies and Futures Contracts . . . . . . .           0.34           0.54         (0.13)         (0.47)
                                                                 ----------     ----------     ----------     ----------
Total from Investment Operations . . . . . . . . . . . . . .           0.82           0.99           0.28         (0.34)
                                                                 ----------     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . . .         (0.54)         (0.46)         (0.37)         (0.06)
   Net Realized Gain from Investment Transactions. . . . . .             --             --         (0.01)             --
                                                                 ----------     ----------     ----------     ----------
Total Distributions. . . . . . . . . . . . . . . . . . . . .         (0.54)         (0.46)         (0.38)         (0.06)
                                                                 ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . .     $    10.31     $    10.03     $     9.50     $     9.60
                                                                 ----------     ----------     ----------     ----------
                                                                 ----------     ----------     ----------     ----------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .           8.32%         10.67%          3.08%         (7.39%)*
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . . . . . . .     $   32,552     $   28,899     $   21,137     $   17,582
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . . . . .           4.24%          4.64%          4.47%          3.12%*
      Expenses, including expenses of the
         Asset Management Portfolio III. . . . . . . . . . .           1.00%          1.00%          1.00%          1.00%*
      Decrease Reflected in Above Expense Ratio Due
         to Absorption of Expenses by Bankers Trust. . . . .           0.65%          0.65%          0.82%          1.12%*


--------------------
*    Annualized


                 See Notes to Financial Statements on Pages 14 and 15

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21,1986, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Lifecycle Long Range Fund, Mid Range Fund and Short Range Fund (each a "Fund", and collectively, the "Funds") are three of the funds offered to investors by the Trust. The Funds commenced operations and began offering shares of beneficial interest on the following dates:

                                                        COMMENCEMENT OF
                                                    OPERATIONS AND ISSUANCE
FUND                                               OF BENEFICIAL INTEREST
----                                               -----------------------
Long Range . . . . . . . . . . . . . . . . . . . .    November 16,1993
Mid Range. . . . . . . . . . . . . . . . . . . . .     October 14,1993
Short Range. . . . . . . . . . . . . . . . . . . .     October 15,1993

The Long Range Fund, Mid Range Fund and Short Range Fund invest substantially all of their assets in the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (each a "Portfolio" and collectively, the "Portfolios"), respectively. The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolio. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At March 31, 1997, the Long Range Fund's investment was approximately 22% of the Asset Management Portfolio, the Mid Range Fund's investment was approximately 100% of the Asset Management Portfolio II and the Short Range Fund's investment was approximately 100% of the Asset Management Portfolio III.

The financial statements of each of the Portfolios, including the Schedules of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
Each Fund earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. DIVIDENDS
It is each Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually to the extent they are not offset by any capital loss carryforwards.

Each of the Funds may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended March 31, 1997, $199,730, $270,089 and $157,316 of undistributed net realized gain was reclassified to undistributed net investment income by the Long Range Fund, Mid Range Fund and Short Range Fund, respectively. Additionally, the Long Range Fund reclassified $14,030 of undistributed net realized gain to undistributed net investment income and $414,964 of undistributed net realized gain to paid-in capital. The Mid Range Fund reclassified $4,666 of undistributed net realized gain to paid-in capital, and the Short Range Fund reclassified 115,758 of undistributed net realized gain to paid-in capital and $12 of undistributed net investment income to paid-in capital.

D. FEDERAL INCOME TAXES
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

E. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to each Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of each Fund's average daily net assets. For the year ended March 31, 1997, these fees aggregated $436,826, $371,327 and $201,123 for the Long Range Fund, Mid Range Fund and Short Range Fund, respectively.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the year ended March 31, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Fund, to the extent necessary, to limit all expenses to 0.40 of 1% of the average daily net assets of each Fund, excluding expenses of the respective Portfolios and 1.00 of 1% of the average daily net assets of each Fund, including expenses of the respective Portfolios. For the year ended March 31, 1997, expenses of the Long Range Fund, Mid Range Fund and Short Range Fund have been reduced by $218,456, $200,884 and $132,588, respectively.

Certain trustees and officers of the Funds are also directors, officers and or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustee of the Funds. Similarly, none of the Funds' officers received compensation from the Funds.

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3--SHARES OF BENEFICIAL INTEREST
At March 31, 1997, there were an unlimited number of shares of benefical interest authorized. Transactions in shares of beneficial interest were as follows:


                                                              FOR THE YEAR ENDED MARCH 31, 1997
                                  --------------------------------------------------------------------------------
------
                                          LONG RANGE                      MID RANGE                   SHORT RANGE
                                  --------------------------     -------------------------     -------------------------
                                     SHARES          AMOUNT         SHARES       AMOUNT          SHARES         AMOUNT
                                  -----------    -----------    -----------    -----------    -----------    -----------
Sold . . . . . . . . . . . .        1,845,973    $21,938,721      1,072,022    $11,583,017        604,532    $ 6,206,095
Reinvested . . . . . . . . . .        433,151      5,117,271        405,573      4,366,423        158,464      1,614,074
Redeemed . . . . . . . . . . .       (679,352)    (8,024,398)      (658,541)    (7,118,197)      (484,952)    (4,983,599)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Increase . . . . . . . . . . .      1,599,772    $19,031,594        819,054    $ 8,831,243        278,044    $ 2,836,570
                                  -----------    -----------    -----------    -----------    -----------    -----------
                                  -----------    -----------    -----------    -----------    -----------    -----------


                                                              FOR THE YEAR ENDED MARCH 31, 1996
                                  --------------------------------------------------------------------------------
------
                                          LONG RANGE                      MID RANGE                   SHORT RANGE
                                  --------------------------     -------------------------     -------------------------
                                     SHARES          AMOUNT         SHARES       AMOUNT          SHARES         AMOUNT
                                  -----------    -----------    -----------    -----------    -----------    -----------

Sold . . . . . . . . . . . . .      4,376,179    $46,825,041      2,501,640    $25,423,365      1,109,684    $10,992,026
Reinvested . . . . . . . . . .        187,053      2,040,116        175,343      1,765,953        117,233      1,141,292
Redeemed . . . . . . . . . . .       (942,323)    (9,983,290)      (446,097)    (4,537,920)      (570,529)    (5,679,693)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Increase . . . . . . . . . . .      3,620,909    $38,881,867      2,230,886    $22,651,398        656,388    $ 6,453,625
                                  -----------    -----------    -----------    -----------    -----------    -----------
                                  -----------    -----------    -----------    -----------    -----------    -----------



--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)
30.62% of the net investment income dividends paid by the BT Investment Lifecycle Long Range Fund during the tax year ended March 31, 1997, qualified for the Dividends Received Deduction. The Fund paid a long-term capital gain dividend of $0.2622 during the tax year ended March 31, 1997.

16.64% of the net investment income dividends paid by the BT Investment Lifecycle Mid Range Fund during the tax year ended March 31, 1997, qualified for the Dividends Received Deduction. The Fund paid a long-term capital gain dividend of $0.1978 during the tax year ended March 31, 1997.

6.45% of the net investment income dividends paid by the BT Investment Lifecycle Short Range Fund during the tax year ended March 31, 1997, qualified for the Dividends Received Deduction.

Note: 1997 calendar year percentages will be distributed under separate cover in January 1998.

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the BT Investment Lifecycle Funds - Long Range Fund, Mid Range Fund and Short Range Fund (the "Funds") (three of the Funds comprising BT Investment Funds) as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the periods November 16, 1993 (commencement of operations) to March 31, 1994, October 14, 1993 (commencement of operations) to March 31, 1994 and October 15, 1993 (commencement of operations) to March 31, 1994 for the BT Investment Lifecycle -- Funds Long Range, Mid Range and Short Range Fund, respectively. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of March 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
May 2, 1997

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO


SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997
--------------------------------------------------------------------------------


    Shares               Description                                            Value
    ------               -----------                                            -----
               COMMON STOCKS - 53.50%
               AEROSPACE - 0.36%
    12,800     Boeing Co.. . . . . . . . . . . . . . . . . . . . . . .   $  1,262,400
                                                                         ------------

               AIRLINES - 0.50%
    14,300     AMR Corp. (a) . . . . . . . . . . . . . . . . . . . . .      1,179,750
     6,800     Delta Air Lines, Inc. . . . . . . . . . . . . . . . . .        572,050
                                                                         ------------
                                                                            1,751,800
                                                                         ------------

               AUTO RELATED - 1.33%
    28,500     Chrysler Corp.. . . . . . . . . . . . . . . . . . . . .        855,000
    53,000     Dana Corp.. . . . . . . . . . . . . . . . . . . . . . .      1,742,375
    36,900     General Motors Corp.. . . . . . . . . . . . . . . . . .      2,043,337
                                                                         ------------
                                                                            4,640,712
                                                                         ------------

               BANKS - 3.94%
    54,900     Bank of Boston Corp.. . . . . . . . . . . . . . . . . .      3,678,300
    48,500     BankAmerica Corp. . . . . . . . . . . . . . . . . . . .      4,886,375
    46,400     Chase Manhattan Corp. . . . . . . . . . . . . . . . . .      4,344,200
     7,700     Citicorp Co.. . . . . . . . . . . . . . . . . . . . . .        833,525
                                                                         ------------
                                                                           13,742,400
                                                                         ------------

               BEVERAGES - 2.09%
    37,200     Coca-Cola Co. . . . . . . . . . . . . . . . . . . . . .      2,078,550
     9,100     Coca-Cola Enterprises, Inc. . . . . . . . . . . . . . .        522,113
   127,300     PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . . .      4,153,162
    13,800     Seagram Ltd.. . . . . . . . . . . . . . . . . . . . . .        527,850
                                                                         ------------
                                                                            7,281,675
                                                                         ------------

               CHEMICALS AND TOXIC WASTE - 2.36%
     9,600     Air Products & Chemical Corp. . . . . . . . . . . . . .        651,600
    41,100     Du Pont (E.I.) de Nemours & Co. . . . . . . . . . . . .      4,356,600
    84,500     Monsanto Co.. . . . . . . . . . . . . . . . . . . . . .      3,232,125
                                                                         ------------
                                                                            8,240,325
                                                                         ------------

               COMPUTER SERVICES - 1.35%
    52,100     Cisco Systems, Inc. (a) . . . . . . . . . . . . . . . .      2,507,312
    39,600     CUC International, Inc. (a) . . . . . . . . . . . . . .        891,000
    13,000     EMC Corp. (a) . . . . . . . . . . . . . . . . . . . . .        461,500
    18,600     Seagate Technology Co. (a). . . . . . . . . . . . . . .        834,675
                                                                         ------------
                                                                            4,694,487
                                                                         ------------

               COMPUTER SOFTWARE - 1.34%
    11,400     BMC Software, Inc. (a). . . . . . . . . . . . . . . . .        525,825
    27,750     Computer Associates International, Inc. . . . . . . . .      1,078,781
    28,600     Informix Corp.. . . . . . . . . . . . . . . . . . . . .        432,575
    14,200     Microsoft Corp. (a) . . . . . . . . . . . . . . . . . .      1,301,963
    34,350     Oracle Corp. (a). . . . . . . . . . . . . . . . . . . .      1,324,622
                                                                         ------------
                                                                            4,663,766
                                                                         ------------

               DATA PROCESSING SERVICES - 0.40%
    41,100     First Data Corp.. . . . . . . . . . . . . . . . . . . .      1,392,262
                                                                         ------------

               DIVERSIFIED - 2.40%
    57,400     AlliedSignal, Inc.. . . . . . . . . . . . . . . . . . .      4,089,750
    14,100     Supervalu, Inc. . . . . . . . . . . . . . . . . . . . .        419,475
    10,700     Textron, Inc. . . . . . . . . . . . . . . . . . . . . .      1,123,500
    36,200     United Technologies Corp. . . . . . . . . . . . . . . .      2,724,050
                                                                         ------------
                                                                            8,356,775
                                                                         ------------

               DRUGS - 3.22%
    22,800     Lilly (Eli) & Co. . . . . . . . . . . . . . . . . . . .   $  1,875,300
    58,600     Merck & Co., Inc. . . . . . . . . . . . . . . . . . . .      4,937,050
    52,300     Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . .      4,399,738
                                                                         ------------
                                                                           11,212,088
                                                                         ------------

               ELECTRICAL EQUIPMENT - 1.94%
    48,400     Emerson Electric Co.. . . . . . . . . . . . . . . . . .      2,178,000
    46,100     General Electric Co.. . . . . . . . . . . . . . . . . .      4,575,425
                                                                         ------------
                                                                            6,753,425
                                                                         ------------

               ELECTRONICS - 1.57%
    51,400     Analog Devices, Inc. (a). . . . . . . . . . . . . . . .      1,156,500
    23,000     Intel Corp. . . . . . . . . . . . . . . . . . . . . . .      3,199,875
    23,000     Xilinx, Inc. (a). . . . . . . . . . . . . . . . . . . .      1,121,250
                                                                         ------------
                                                                            5,477,625
                                                                         ------------

               ENTERTAINMENT - 0.38%
    18,027     Disney (Walt) Co. . . . . . . . . . . . . . . . . . . .      1,315,971
                                                                         ------------

               ENVIRONMENT CONTROL - 0.32%
    36,500     U.S. Filter Corp. (a) . . . . . . . . . . . . . . . . .      1,126,938
                                                                         ------------

               FINANCIAL SERVICES - 2.08%
    29,800     Associates First Capital Corp.-Cl. A. . . . . . . . . .      1,281,400
    71,900     Federal Home Loan Mortgage Corp.. . . . . . . . . . . .      1,959,275
    37,500     Glendale Federal Bank FSB Co. (a) . . . . . . . . . . .        862,500
    26,200     MBNA Corp.. . . . . . . . . . . . . . . . . . . . . . .        730,325
    10,900     Price (T. Rowe) Associates, Inc.. . . . . . . . . . . .        404,663
    41,966     Travelers Group, Inc. . . . . . . . . . . . . . . . . .      2,009,122
                                                                         ------------
                                                                            7,247,285
                                                                         ------------

               FOODS - 1.74%
    44,500     CPC International, Inc. . . . . . . . . . . . . . . . .      3,649,000
    59,500     Sara Lee Corp.. . . . . . . . . . . . . . . . . . . . .      2,409,750
                                                                         ------------
                                                                            6,058,750
                                                                         ------------

               HEALTHCARE DIVERSIFIED - 1.31%
     8,400     Abbott Laboratories Co. . . . . . . . . . . . . . . . .        471,450
    77,400     Johnson & Johnson Co. . . . . . . . . . . . . . . . . .      4,092,525
                                                                         ------------
                                                                            4,563,975
                                                                         ------------

               HOSPITAL SUPPLIES AND HEALTHCARE - 1.18%
    36,700     Baxter International, Inc.. . . . . . . . . . . . . . .      1,582,688
    19,800     Becton, Dickinson & Company . . . . . . . . . . . . . .        891,000
     6,400     PacifiCare Health Systems, Inc.-Cl. B . . . . . . . . .        552,000
    35,200     U.S. Surgical Corp. . . . . . . . . . . . . . . . . . .      1,073,600
                                                                         ------------
                                                                            4,099,288
                                                                         ------------

               HOTEL/MOTEL - 0.62%
    43,500     Marriott International, Inc.. . . . . . . . . . . . . .      2,164,125
                                                                         ------------

               HOUSEHOLD PRODUCTS - 1.51%
    10,900     Clorox Co.. . . . . . . . . . . . . . . . . . . . . . .      1,222,163
    32,700     Procter & Gamble Co.. . . . . . . . . . . . . . . . . .      3,760,500
     8,500     Tupperware Corp.. . . . . . . . . . . . . . . . . . . .        284,750
                                                                         ------------
                                                                            5,267,413
                                                                         ------------

               INSURANCE - 1.62%
    28,300     American International Group, Inc.. . . . . . . . . . .      3,321,713
    14,600     General Re Corp.. . . . . . . . . . . . . . . . . . . .      2,306,800
                                                                         ------------
                                                                            5,628,513
                                                                         ------------


            See Notes to Financial Statements on Pages 30 through 32

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO


SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997
--------------------------------------------------------------------------------

    Shares               Description                                            Value
    ------               -----------                                            -----
               METALS - 0.38%
    20,000     Alcan Aluminium Co. Ltd.. . . . . . . . . . . . . . . .   $    677,500
    21,600     Freeport-McMoRan Copper & Gold, Inc.-Cl. B. . . . . . .        656,100
                                                                         ------------
                                                                            1,333,600
                                                                         ------------

               OFFICE EQUIPMENT AND COMPUTERS - 1.62%
    54,900     Hewlett-Packard Co. . . . . . . . . . . . . . . . . . .      2,923,425
    13,200     IBM Corp. . . . . . . . . . . . . . . . . . . . . . . .      1,813,350
    15,900     Xerox Corp. . . . . . . . . . . . . . . . . . . . . . .        904,312
                                                                         ------------
                                                                            5,641,087
                                                                         ------------

               OIL-DOMESTIC - 1.62%
     2,900     Atlantic Richfield Co.. . . . . . . . . . . . . . . . .        391,500
    27,300     ENSCO International, Inc. (a) . . . . . . . . . . . . .      1,344,525
    11,100     Louisiana Land & Exploration Co.. . . . . . . . . . . .        525,862
    26,900     Noble Drilling Corp. (a). . . . . . . . . . . . . . . .        464,025
    14,300     Phillips Petroleum Co.. . . . . . . . . . . . . . . . .        584,513
    61,300     Unocal Corp.. . . . . . . . . . . . . . . . . . . . . .      2,337,063
                                                                         ------------
                                                                            5,647,488
                                                                         ------------

               OIL EQUIPMENT AND SERVICES - 0.45%
    25,300     Apache Corp.. . . . . . . . . . . . . . . . . . . . . .        847,550
     6,600     Schlumberger Ltd. . . . . . . . . . . . . . . . . . . .        707,850
                                                                         ------------
                                                                            1,555,400
                                                                         ------------

               OIL-INTERNATIONAL - 3.27%
     8,700     Amoco Corp. . . . . . . . . . . . . . . . . . . . . . .        753,637
    11,600     Chevron Corp. . . . . . . . . . . . . . . . . . . . . .        807,650
    20,900     Exxon Corp. . . . . . . . . . . . . . . . . . . . . . .      2,251,975
     7,600     Mobil Corp. . . . . . . . . . . . . . . . . . . . . . .        992,750
    16,400     Royal Dutch Petroleum Co. . . . . . . . . . . . . . . .      2,870,000
    34,000     Texaco, Inc.. . . . . . . . . . . . . . . . . . . . . .      3,723,000
                                                                         ------------
                                                                           11,399,012
                                                                         ------------

               PAPER AND FOREST PRODUCTS - 0.70%
    29,300     Champion International Corp.. . . . . . . . . . . . . .      1,333,150
    28,800     International Paper Co. . . . . . . . . . . . . . . . .      1,119,600
                                                                         ------------
                                                                            2,452,750
                                                                         ------------

               PRINTING AND PUBLISHING - 0.65%
    44,500     McGraw-Hill Companies, Inc. . . . . . . . . . . . . . .      2,275,062
                                                                         ------------

               RAILROADS - 0.46%
    21,600     Burlington Northern Santa Fe Corp.. . . . . . . . . . .      1,598,400
                                                                         ------------

               RETAIL - 2.30%
    46,425     Dollar General Corp.. . . . . . . . . . . . . . . . . .      1,450,781
    30,800     Lowe's Companies, Inc.. . . . . . . . . . . . . . . . .      1,151,150
    18,500     Nine West Group, Inc. (a) . . . . . . . . . . . . . . .        827,875
    68,100     Staples, Inc. (a) . . . . . . . . . . . . . . . . . . .      1,370,512
    26,400     Tiffany & Co. . . . . . . . . . . . . . . . . . . . . .      1,003,200
    79,900     Wal-Mart Stores, Inc. . . . . . . . . . . . . . . . . .      2,227,213
                                                                         ------------
                                                                            8,030,731
                                                                         ------------

               TELECOMMUNICATIONS - 2.83%
    81,700     AT&T Corp.. . . . . . . . . . . . . . . . . . . . . . .      2,839,075
    58,700     Comcast Corp.-Cl. A . . . . . . . . . . . . . . . . . .        990,562
    57,300     MCI Communications Corp.. . . . . . . . . . . . . . . .      2,041,313
    54,000     Motorola, Inc.. . . . . . . . . . . . . . . . . . . . .      3,260,250
    15,700     Sprint Corp.. . . . . . . . . . . . . . . . . . . . . .        714,350
                                                                         ------------
                                                                            9,845,550
                                                                         ------------

               TOBACCO - 1.29%
    39,400     Philip Morris Companies, Inc. . . . . . . . . . . . . .   $  4,496,525
                                                                         ------------

               UTILITY-ELECTRIC - 1.54%
    16,900     American Electric Power Co. . . . . . . . . . . . . . .        697,125
    11,900     Dominion Resources, Inc.. . . . . . . . . . . . . . . .        432,862
    30,400     FPL Group, Inc. . . . . . . . . . . . . . . . . . . . .      1,341,400
    21,500     Ohio Edison Co. . . . . . . . . . . . . . . . . . . . .        454,188
    36,400     Pacific Gas & Electric Corp.. . . . . . . . . . . . . .        855,400
    16,500     Public Service Enterprise Corp. . . . . . . . . . . . .        433,125
    33,800     Texas Utilities Co. . . . . . . . . . . . . . . . . . .      1,157,650
                                                                         ------------
                                                                            5,371,750
                                                                         ------------

               UTILITY-GAS, NATURAL GAS - 0.66%
    46,000     Consolidated Natural Gas Co.. . . . . . . . . . . . . .      2,317,250
                                                                         ------------

               UTILITY-TELEPHONE - 2.17%
     9,800     Ameritech Corp. . . . . . . . . . . . . . . . . . . . .        602,700
     7,700     Bell Atlantic Corp. . . . . . . . . . . . . . . . . . .        468,737
    17,800     BellSouth Corp. . . . . . . . . . . . . . . . . . . . .        752,050
    41,200     Frontier Corp.. . . . . . . . . . . . . . . . . . . . .        736,450
    81,500     GTE Corp. . . . . . . . . . . . . . . . . . . . . . . .      3,799,937
    12,128     Lucent Technologies, Inc. . . . . . . . . . . . . . . .        639,752
    10,900     SBC Communications, Inc.. . . . . . . . . . . . . . . .        573,613
                                                                         ------------
                                                                            7,573,239

TOTAL COMMON STOCK (Cost $175,839,456) . . . . . . . . . . . . . . . .    186,479,842
                                                                         ------------

Principal
 Amount
---------
               CORPORATE DEBT-NON CONVERTIBLE - 2.98%
               FINANCIAL SERVICES - 1.62%
 $ 240,000     Bangkok Bank Public Co., 8.375%, 1/15/27 (c). . . . . .        230,464
   500,000     Bayerische Landesbank, 6.17%, 2/01/06 . . . . . . . . .        464,807
   400,000     China International Trust, 9.00%, 10/15/06. . . . . . .        424,119
   300,000     Ford Motor Credit Co., 6.25%, 11/8/00 . . . . . . . . .        293,274
   600,000     Great Western Financial Corp., 6.375%, 7/01/00. . . . .        588,226
   215,000     International Bank Reconstruction &
                 Development, 8.875%, 3/01/26. . . . . . . . . . . . .        248,763
   450,000     Jackson National Life Insurance Co., 8.15%,
                 3/15/27 (c) . . . . . . . . . . . . . . . . . . . . .        441,828
   195,000     KFW International Finance, 8.20%, 6/01/06 . . . . . . .        206,519
   700,000     Lehman Brothers, Inc., 7.25%, 4/15/03 . . . . . . . . .        691,450
   415,000     Mutual Life Insurance Co., 11.25%, 8/15/24 (c). . . . .        403,521
   625,000     News America Holdings, 7.43%, 10/01/26. . . . . . . . .        623,317
   765,000     Paine Webber Group, Inc., 9.25%, 12/15/01 . . . . . . .        823,594
   215,000     Standard Credit Card Master Trust, 6.55%,
                 10/07/05. . . . . . . . . . . . . . . . . . . . . . .        205,428
                                                                         ------------
                                                                            5,645,310
                                                                         ------------

               FOREIGN INDUSTRIAL - 0.17%
    19,000     Celulosa Arauco y Constitucion, 6.75%, 12/15/03 . . . .         18,038
   610,000     Celulosa Arauco y Constitucion, 7.00%, 12/15/07 . . . .        574,507
                                                                         ------------
                                                                              592,545
                                                                         ------------

               INDUSTRIAL - 1.01%
   215,000     Auburn Hills Trust, 12.00%, 5/01/20 . . . . . . . . . .        314,008
   475,000     Brunswick Corp., 8.125%, 4/01/97. . . . . . . . . . . .        475,000
   270,000     Empress River Casino Finance, 10.75%,
                4/01/02. . . . . . . . . . . . . . . . . . . . . . . .        285,525
    50,000     Federated Department Stores, Inc., 8.50%,
                 6/15/03 . . . . . . . . . . . . . . . . . . . . . . .         51,299


            See Notes to Financial Statements on Pages 30 through 32

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO


SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997
--------------------------------------------------------------------------------


Principal
 Amount                  Description                                            Value
---------                -----------                                            -----
 $ 490,000     Laidlaw, Inc., 7.70%, 8/15/02 . . . . . . . . . . . . .   $    497,644
   430,000     Loewen Group, Inc., 8.25%, 10/15/03 . . . . . . . . . .        431,048
   290,000     Marriott International, Inc., Series A, 6.75%,
                 12/15/03. . . . . . . . . . . . . . . . . . . . . . .        278,111
   145,000     Marriott International, Inc. ,Series B, 7.875%,
                 4/15/05 . . . . . . . . . . . . . . . . . . . . . . .        146,244
   485,000     Tenet Healthcare Corp., 9.625%, 9/01/02 . . . . . . . .        517,738
   535,000     Texas Instruments, Inc., 6.75%, 7/15/99 . . . . . . . .        535,606
                                                                         ------------
                                                                            3,532,223
                                                                         ------------

               UTILITY - 0.18%
    35,000     Idaho Power Co., 8.00%, 3/15/04 . . . . . . . . . . . .         36,254
   440,000     Occidental Petroleum Corp., 9.50%, 7/15/97. . . . . . .        444,624
   140,000     Potomac Edison Co., 8.00%, 6/01/24. . . . . . . . . . .        138,022
                                                                         ------------
                                                                              618,900
                                                                         ------------

TOTAL CORPORATE DEBT NON-CONVERTIBLE (Cost $10,506,602). . . . . . . .     10,388,978
                                                                         ------------

               FOREIGN DEBT - 0.41%
               SOVEREIGN DEBT - 0.41%
   125,000     Manitoba, 6.125%, 1/19/04 . . . . . . . . . . . . . . .        118,188
   265,000     New Zealand Government, 8.75%, 12/15/06 . . . . . . . .        291,912
    95,000     New Zealand Government, 10.625%, 11/15/05 . . . . . . .        116,157
   520,000     Poland Discount Bond, 6.437%, 10/27/24. . . . . . . . .        508,950
   400,000     Quebec Province, 7.22%, 7/22/36 . . . . . . . . . . . .        405,922
                                                                         ------------

TOTAL FOREIGN DEBT (Cost $1,438,355) . . . . . . . . . . . . . . . . .      1,441,129
                                                                         ------------

    Shares
    ------
               PREFERRED STOCK - 0.48%
               FINANCIAL SERVICES - 0.33%
       480     Home Ownership Funding Corp. (c). . . . . . . . . . . .        457,920
       705     Home Ownership Funding Corp. II (c) . . . . . . . . . .        674,341
                                                                         ------------
                                                                            1,132,261
                                                                         ------------

               MISCELLANEOUS - 0.15%
       314     1585 Broadway Corp. (c) . . . . . . . . . . . . . . . .        302,402
       240     Marquette Real Estate Funding Corp. (c) . . . . . . . .        230,285
                                                                         ------------
                                                                              532,687
                                                                         ------------

TOTAL PREFERRED STOCK (Cost $1,738,740). . . . . . . . . . . . . . . .      1,664,948
                                                                         ------------

Principal
 Amount
---------
               U.S. GOVERNMENT AND AGENCY - 3.93%
$  464,331     FGHLMC, 6.50%, 4/01/11 (b). . . . . . . . . . . . . . .        447,644
   111,125     FGHLMC, 9.50%, 2/01/25 (b). . . . . . . . . . . . . . .        118,866
    93,841     FGHLMC, 7.50%, 9/01/25 (b). . . . . . . . . . . . . . .         92,589
   253,443     FNMA, 6.00%, 1/01/01 (b). . . . . . . . . . . . . . . .        247,832
   150,000     FNMA, Global Bond, 6.35%, 11/23/01 (b). . . . . . . . .        146,321
   325,000     FNMA, 8.625%, 11/10/04 (b). . . . . . . . . . . . . . .        334,796
   463,851     FNMA, 7.00%, 9/01/07 (b). . . . . . . . . . . . . . . .        456,169
   500,000     FNMA TBA, 6.00%, 4/01/08 (b). . . . . . . . . . . . . .        470,469
   384,477     FNMA, 6.50%, 9/01/08 (b). . . . . . . . . . . . . . . .        370,179
   175,287     FNMA, 6.00%, 1/01/09 (b). . . . . . . . . . . . . . . .        164,934
   345,913     FNMA, 6.00%, 1/01/09 (b). . . . . . . . . . . . . . . .        329,863
    15,968     FNMA, 6.00%, 1/01/09 (b). . . . . . . . . . . . . . . .         15,025
   273,932     FNMA, 8.00%, 4/01/10 (b). . . . . . . . . . . . . . . .        279,392
   616,614     FNMA, 7.00%, 8/01/10 (b). . . . . . . . . . . . . . . .        608,888
 7,300,000     FNMA TBA, 7.00%, 9/01/21 (b). . . . . . . . . . . . . .      6,985,246
   387,850     FNMA, 6.50%, 10/01/23 (b) . . . . . . . . . . . . . . .        360,824
   282,042     GNMA, 7.00%, 9/15/23 (b). . . . . . . . . . . . . . . .        269,176
$  647,611     GNMA, 8.50%, 10/20/24 (b) . . . . . . . . . . . . . . .   $    660,159
   389,389     GNMA, 8.00%, 7/15/25 (b). . . . . . . . . . . . . . . .        391,701
   980,646     GNMA, 7.00%, 3/15/26 (b). . . . . . . . . . . . . . . .        935,912
                                                                         ------------

TOTAL U.S. GOVERNMENT AND AGENCY (Cost $13,951,373). . . . . . . . . .     13,685,985
                                                                         ------------

               U.S. TREASURY SECURITIES - 9.45%
   265,000     U.S. Treasury Bonds, 6.625%, 6/30/01. . . . . . . . . .        263,758
   460,000     U.S. Treasury Bonds, 6.375%, 9/30/01. . . . . . . . . .        453,170
   735,000     U.S. Treasury Bonds, 6.875%, 5/15/06. . . . . . . . . .        730,866
   195,000     U.S. Treasury Bonds, 8.125%, 8/15/19. . . . . . . . . .        214,013
   960,000     U.S. Treasury Bonds, 7.25%, 8/15/22 . . . . . . . . . .        960,900
 4,720,000     U.S. Treasury Bonds, 6.50%, 11/15/26. . . . . . . . . .      4,343,877
 2,130,000     U.S. Treasury Notes, 6.25%, 6/30/98 . . . . . . . . . .      2,131,334
 1,570,000     U.S. Treasury Notes, 6.00%, 9/30/98 . . . . . . . . . .      1,563,369
 3,550,000     U.S. Treasury Notes, 6.375%, 5/15/99. . . . . . . . . .      3,542,780
10,110,000     U.S. Treasury Notes, 5.875%, 2/15/00. . . . . . . . . .      9,923,635
 5,100,000     U.S. Treasury Notes, 6.625%, 3/31/02. . . . . . . . . .      5,069,738
 3,620,000     U.S. Treasury Notes, 7.50%, 2/15/05 . . . . . . . . . .      3,746,130
                                                                         ------------

TOTAL U.S. TREASURY SECURITIES (Cost $33,364,355). . . . . . . . . . .     32,943,570
                                                                         ------------

               SHORT TERM INSTRUMENTS - 30.80%
               REPURCHASE AGREEMENT - 14.38%
50,120,646     Sanwa Bank, dated 3/31/97, 6.30%, principal
                 and interest in the amount of $50,129,417
                 due 4/01/97 (collateralized by U.S. Treasury
                 Notes, par value of $51,926,000, 5.63%, due
                 11/30/00, value of $50,157,271) . . . . . . . . . . .     50,120,646
                                                                         ------------

               U.S. TREASURY BILLS - 16.42%
57,240,000     4.91% to 5.06% maturing 4/03/97 to 5/29/97 (d). . . . .     57,215,857
                                                                         ------------

TOTAL SHORT TERM INSTRUMENTS (Cost $107,336,744) . . . . . . . . . . .    107,336,503
                                                                         ------------

TOTAL INVESTMENTS (Cost $344,175,625). . . . . . . . .          101.55%   353,940,955
Liabilities in Excess of Other Assets. . . . . . . . .           (1.55)%   (5,402,262)
NET ASSETS . . . . . . . . . . . . . . . . . . . . . .          100.00%  $348,538,693

-------------------------
(a)  Non-income producing security
(b)  The following abbreviations are used in the portfolio description:
FGHLMC    --   Federal Gold Home Loan Mortgage Corporation
FHLMC     --   Federal Home Loan Mortgage Corporation
FNMA      --   Federal National Mortgage Association
GNMA      --   Government National Mortgage Association
TBA       --   To be announced
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)  Includes collateral of $2,230,860 for futures contracts.


            See Notes to Financial Statements on Pages 30 through 32

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO II


SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997
--------------------------------------------------------------------------------

    Shares               Description                                           Value
    ------               -----------                                           -----
               COMMON STOCKS - 33.93%
               AEROSPACE - 0.26%
     1,600     Boeing Co.. . . . . . . . . . . . . . . . . . . . . . .   $    157,800
                                                                         ------------

               AIRLINES - 0.33%
     1,700     AMR Corp. (a) . . . . . . . . . . . . . . . . . . . . .        140,250
       800     Delta Air Lines, Inc. . . . . . . . . . . . . . . . . .         67,300
                                                                         ------------
                                                                              207,550
                                                                         ------------

               AUTO RELATED - 0.83%
     3,100     Chrysler Corp.. . . . . . . . . . . . . . . . . . . . .         93,000
     5,800     Dana Corp.. . . . . . . . . . . . . . . . . . . . . . .        190,675
     4,100     General Motors Corp.. . . . . . . . . . . . . . . . . .        227,037
                                                                         ------------
                                                                              510,712
                                                                         ------------

               BANKS - 2.48%
     6,160     Bank of Boston Corp.. . . . . . . . . . . . . . . . . .        412,720
     5,400     BankAmerica Corp. . . . . . . . . . . . . . . . . . . .        544,050
     5,100     Chase Manhattan Corp. . . . . . . . . . . . . . . . . .        477,487
       900     Citicorp Co.. . . . . . . . . . . . . . . . . . . . . .         97,425
                                                                         ------------
                                                                            1,531,682
                                                                         ------------

               BEVERAGES - 1.33%
     4,100     Coca-Cola Co. . . . . . . . . . . . . . . . . . . . . .        229,087
     1,100     Coca-Cola Enterprises, Inc. . . . . . . . . . . . . . .         63,112
    14,200     PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . . .        463,275
     1,700     Seagram Ltd.. . . . . . . . . . . . . . . . . . . . . .         65,025
                                                                         ------------
                                                                              820,499
                                                                         ------------

               CHEMICALS AND TOXIC WASTE - 1.48%
     1,100     Air Products & Chemical Corp. . . . . . . . . . . . . .         74,662
     4,500     Du Pont (E.I.) de Nemours & Co. . . . . . . . . . . . .        477,000
     9,400     Monsanto Co.. . . . . . . . . . . . . . . . . . . . . .        359,550
                                                                         ------------
                                                                              911,212
                                                                         ------------

               COMPUTER SERVICES - 0.84%
     5,700     Cisco Systems, Inc. (a) . . . . . . . . . . . . . . . .        274,312
     4,400     CUC International, Inc. (a) . . . . . . . . . . . . . .         99,000
     1,600     EMC Corp. (a) . . . . . . . . . . . . . . . . . . . . .         56,800
     2,000     Seagate Technology Co. (a). . . . . . . . . . . . . . .         89,750
                                                                         ------------
                                                                              519,862
                                                                         ------------

               COMPUTER SOFTWARE - 0.89%
     1,400     BMC Software, Inc. (a). . . . . . . . . . . . . . . . .         64,575
     3,100     Computer Associates International, Inc. . . . . . . . .        120,512
     3,100     Informix Corp. (a). . . . . . . . . . . . . . . . . . .         46,887
     1,800     Microsoft Corp. (a) . . . . . . . . . . . . . . . . . .        165,037
     3,950     Oracle Corp. (a). . . . . . . . . . . . . . . . . . . .        152,321
                                                                         ------------
                                                                              549,332
                                                                         ------------

               DATA PROCESSING SERVICES - 0.24%
     4,400     First Data Corp.. . . . . . . . . . . . . . . . . . . .        149,050
                                                                         ------------

               DIVERSIFIED - 1.54%
     6,400     AlliedSignal, Inc.. . . . . . . . . . . . . . . . . . .        456,000
     1,700     Supervalu, Inc. . . . . . . . . . . . . . . . . . . . .         50,575
     1,300     Textron, Inc. . . . . . . . . . . . . . . . . . . . . .        136,500
     4,100     United Technologies Corp. . . . . . . . . . . . . . . .        308,525
                                                                         ------------
                                                                              951,600
                                                                         ------------

               DRUGS - 2.01%
     2,500     Lilly (Eli) & Co. . . . . . . . . . . . . . . . . . . .        205,625
     6,500     Merck & Co., Inc. . . . . . . . . . . . . . . . . . . .        547,625
     5,800     Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . .   $    487,925
                                                                         ------------
                                                                            1,241,175
                                                                         ------------

               ELECTRICAL EQUIPMENT - 1.21%
     5,400     Emerson Electric Co.. . . . . . . . . . . . . . . . . .        243,000
     5,100     General Electric Co.. . . . . . . . . . . . . . . . . .        506,175
                                                                         ------------
                                                                              749,175
                                                                         ------------

               ELECTRONICS - 1.00%
     5,700     Analog Devices, Inc. (a). . . . . . . . . . . . . . . .        128,250
     2,600     Intel Corp. . . . . . . . . . . . . . . . . . . . . . .        361,725
     2,600     Xilinx, Inc. (a). . . . . . . . . . . . . . . . . . . .        126,750
                                                                         ------------
                                                                              616,725
                                                                         ------------

               ENTERTAINMENT - 0.23%
     1,978     Disney (Walt) Co. . . . . . . . . . . . . . . . . . . .        144,394
                                                                         ------------

               ENVIRONMENTAL CONTROL - 0.20%
     4,100     U.S. Filter Corp. (a) . . . . . . . . . . . . . . . . .        126,588
                                                                         ------------

               FINANCIAL SERVICES - 1.31%
     3,200     Associates First Capital Corp.-Cl. A. . . . . . . . . .        137,600
     8,100     Federal Home Loan Mortgage Corp.. . . . . . . . . . . .        220,725
     4,200     Glendale Federal Bank FSB Co. (a) . . . . . . . . . . .         96,600
     2,975     MBNA Corp.. . . . . . . . . . . . . . . . . . . . . . .         82,928
     1,300     Price (T. Rowe) Associates, Inc.. . . . . . . . . . . .         48,263
     4,733     Travelers Group, Inc. . . . . . . . . . . . . . . . . .        226,592
                                                                         ------------
                                                                              812,708
                                                                         ------------

               FOODS - 1.08%
     4,900     CPC International, Inc. . . . . . . . . . . . . . . . .        401,800
     6,600     Sara Lee Corp.. . . . . . . . . . . . . . . . . . . . .        267,300
                                                                         ------------
                                                                              669,100
                                                                         ------------

               HEALTHCARE DIVERSIFIED - 0.83%
     1,000     Abbott Laboratories Co. . . . . . . . . . . . . . . . .         56,125
     8,600     Johnson & Johnson Co. . . . . . . . . . . . . . . . . .        454,725
                                                                         ------------
                                                                              510,850
                                                                         ------------

               HOSPITAL SUPPLIES AND HEALTHCARE - 0.75%
     4,100     Baxter International, Inc.. . . . . . . . . . . . . . .        176,813
     2,200     Becton, Dickinson & Company . . . . . . . . . . . . . .         99,000
       800     PacifiCare Health Systems, Inc.-Cl. B . . . . . . . . .         69,000
     3,900     U.S. Surgical Corp. . . . . . . . . . . . . . . . . . .        118,950
                                                                         ------------
                                                                              463,763
                                                                         ------------

               HOTEL/MOTEL - 0.39%
     4,800     Marriott International, Inc.. . . . . . . . . . . . . .        238,800
                                                                         ------------

               HOUSEHOLD PRODUCTS - 0.96%
     1,300     Clorox Co.. . . . . . . . . . . . . . . . . . . . . . .        145,763
     3,600     Procter & Gamble Co.. . . . . . . . . . . . . . . . . .        414,000
     1,000     Tupperware Corp.. . . . . . . . . . . . . . . . . . . .         33,500
                                                                         ------------
                                                                              593,263
                                                                         ------------

               INSURANCE - 1.05%
     3,100     American International Group, Inc.. . . . . . . . . . .        363,863
     1,800     General Re Corp.. . . . . . . . . . . . . . . . . . . .        284,400
                                                                         ------------
                                                                              648,263
                                                                         ------------

               METALS - 0.24%
     2,200     Alcan Aluminium Co. Ltd.. . . . . . . . . . . . . . . .         74,525
     2,400     Freeport-McMoRan Copper & Gold, Inc.-Cl. B. . . . . . .         72,900
                                                                         ------------
                                                                              147,425
                                                                         ------------

            See Notes to Financial Statements on Pages 30 through 32

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO II


SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997
--------------------------------------------------------------------------------

    Shares               Description                                            Value
    ------               -----------                                            -----
               OFFICE EQUIPMENT AND COMPUTERS - 1.04%
     6,100     Hewlett-Packard Co. . . . . . . . . . . . . . . . . . .   $    324,825
     1,600     IBM Corp. . . . . . . . . . . . . . . . . . . . . . . .        219,800
     1,700     Xerox Corp. . . . . . . . . . . . . . . . . . . . . . .         96,688
                                                                         ------------
                                                                              641,313

                                                                         ------------
               OIL-DOMESTIC - 1.03%
       300     Atlantic Richfield Co.. . . . . . . . . . . . . . . . .         40,500
     3,100     ENSCO International, Inc. (a) . . . . . . . . . . . . .        152,675
     1,300     Louisiana Land & Exploration Co.. . . . . . . . . . . .         61,587
     3,000     Noble Drilling Corp. (a). . . . . . . . . . . . . . . .         51,750
     1,700     Phillips Petroleum Co.. . . . . . . . . . . . . . . . .         69,488
     6,800     Unocal Corp.. . . . . . . . . . . . . . . . . . . . . .        259,250
                                                                         ------------
                                                                              635,250
                                                                         ------------

               OIL EQUIPMENT AND SERVICES - 0.29%
     2,800     Apache Corp.. . . . . . . . . . . . . . . . . . . . . .         93,800
       800     Schlumberger Ltd. . . . . . . . . . . . . . . . . . . .         85,800
                                                                         ------------
                                                                              179,600
                                                                         ------------

               OIL-INTERNATIONAL - 2.13%
     1,000     Amoco Corp. . . . . . . . . . . . . . . . . . . . . . .         86,625
     1,400     Chevron Corp. . . . . . . . . . . . . . . . . . . . . .         97,475
     2,300     Exxon Corp. . . . . . . . . . . . . . . . . . . . . . .        247,825
       900     Mobil Corp. . . . . . . . . . . . . . . . . . . . . . .        117,563
     2,000     Royal Dutch Petroleum Co. . . . . . . . . . . . . . . .        350,000
     3,800     Texaco, Inc.. . . . . . . . . . . . . . . . . . . . . .        416,100
                                                                         ------------
                                                                            1,315,588
                                                                         ------------

               PAPER AND FOREST PRODUCTS - 0.43%
     3,200     Champion International Corp.. . . . . . . . . . . . . .        145,600
     3,100     International Paper Co. . . . . . . . . . . . . . . . .        120,513
                                                                         ------------
                                                                              266,113
                                                                         ------------

               PRINTING AND PUBLISHING - 0.41%
     4,900     McGraw-Hill Companies, Inc. . . . . . . . . . . . . . .        250,513
                                                                         ------------

               RAILROADS - 0.29%
     2,400     Burlington Northern Santa Fe Corp.. . . . . . . . . . .        177,600
                                                                         ------------

               RETAIL - 1.44%
     5,100     Dollar General Corp.. . . . . . . . . . . . . . . . . .        159,375
     3,400     Lowe's Companies, Inc.. . . . . . . . . . . . . . . . .        127,075
     2,100     Nine West Group, Inc. (a) . . . . . . . . . . . . . . .         93,975
     7,600     Staples, Inc. (a) . . . . . . . . . . . . . . . . . . .        152,950
     3,000     Tiffany & Co. . . . . . . . . . . . . . . . . . . . . .        114,000
     8,800     Wal-Mart Stores, Inc. . . . . . . . . . . . . . . . . .        245,300
                                                                         ------------
                                                                              892,675
                                                                         ------------

               TELECOMMUNICATIONS - 1.79%
     9,100     AT&T Corp.. . . . . . . . . . . . . . . . . . . . . . .        316,225
     6,600     Comcast Corp.-Cl. A . . . . . . . . . . . . . . . . . .        111,375
     6,400     MCI Communications Corp.. . . . . . . . . . . . . . . .        228,000
     6,000     Motorola, Inc.. . . . . . . . . . . . . . . . . . . . .        362,250
     1,900     Sprint Corp.. . . . . . . . . . . . . . . . . . . . . .         86,450
                                                                         ------------
                                                                            1,104,300
                                                                         ------------

               TOBACCO - 0.81%
     4,400     Philip Morris Companies, Inc. . . . . . . . . . . . . .        502,150
                                                                         ------------

               UTILITY-ELECTRIC - 0.99%
     2,000     American Electric Power Co. . . . . . . . . . . . . . .         82,500
     1,400     Dominion Resources, Inc.. . . . . . . . . . . . . . . .         50,925
     3,400     FPL Group, Inc. . . . . . . . . . . . . . . . . . . . .        150,025
     2,400     Ohio Edison Co. . . . . . . . . . . . . . . . . . . . .   $     50,700
     4,000     Pacific Gas & Electric Corp.. . . . . . . . . . . . . .         94,000
     2,000     Public Service Enterprise Corp. . . . . . . . . . . . .         52,500
     3,800     Texas Utilities Co. . . . . . . . . . . . . . . . . . .        130,150
                                                                         ------------
                                                                              610,800
                                                                         ------------

               UTILITY-GAS, NATURAL GAS - 0.41%
     5,100     Consolidated Natural Gas Co.. . . . . . . . . . . . . .        256,913
                                                                         ------------

               UTILITY-TELEPHONE - 1.39%
     1,200     Ameritech Corp. . . . . . . . . . . . . . . . . . . . .         73,800
       900     Bell Atlantic Corp. . . . . . . . . . . . . . . . . . .         54,787
     1,900     BellSouth Corp. . . . . . . . . . . . . . . . . . . . .         80,275
     4,600     Frontier Corp.. . . . . . . . . . . . . . . . . . . . .         82,225
     9,100     GTE Corp. . . . . . . . . . . . . . . . . . . . . . . .        424,288
     1,396     Lucent Technologies, Inc. . . . . . . . . . . . . . . .         73,639
     1,300     SBC Communications, Inc.. . . . . . . . . . . . . . . .         68,413
                                                                         ------------
                                                                              857,427
                                                                         ------------

TOTAL COMMON STOCK (Cost $19,393,703). . . . . . . . . . . . . . . . .     20,961,770
                                                                         ------------

Principal
 Amount
---------
               CORPORATE DEBT NON-CONVERTIBLE - 6.73%
               FINANCIAL SERVICES - 3.63%
$  150,000     American Express Master Trust, 5.375%, 7/15/01. . . . .        143,337
    90,000     Bangkok Bank Public Co., 8.375%, 1/15/27 (c). . . . . .         86,424
   187,000     Bayerische Landesbank, 6.17%, 2/01/06 . . . . . . . . .        173,838
   230,000     China International Trust, 9.00%, 10/15/06. . . . . . .        243,868
   230,000     Dean Witter, Discover & Co., 6.875%, 3/01/03. . . . . .        225,933
    90,000     Ford Motor Credit Co., 6.25%, 11/8/00 . . . . . . . . .         87,983
    85,000     GMAC, 8.625%, 1/18/01 . . . . . . . . . . . . . . . . .         89,289
    40,000     International Bank Reconstruction &
                 Development, 8.875%, 3/01/26. . . . . . . . . . . . .         46,282
   170,000     Jackson National Life Insurance Co., 8.15%,
                 3/15/27 (c) . . . . . . . . . . . . . . . . . . . . .        166,913
    55,000     KFW International Finance, 8.20%, 6/01/06 . . . . . . .         58,249
   265,000     Lehman Brothers, Inc., 7.25%, 4/15/03 . . . . . . . . .        261,763
   235,000     News America Holdings, 7.43%, 10/01/26. . . . . . . . .        234,367
   280,000     Paine Webber Group, Inc., 9.25%, 12/15/01 . . . . . . .        301,446
   130,000     Standard Credit Card Master Trust, 6.55%,
                 10/07/05. . . . . . . . . . . . . . . . . . . . . . .        124,212
                                                                         ------------
                                                                            2,243,904
                                                                         ------------

               FOREIGN INDUSTRIAL - 0.30%
    26,000     Celulosa Arauco y Constitucion, 6.75%, 12/15/03 . . . .         24,682
   170,000     Celulosa Arauco y Constitucion, 7.00%, 12/15/07 . . . .        160,109
                                                                         ------------
                                                                              184,791
                                                                         ------------

               INDUSTRIAL - 2.43%
   135,000     Auburn Hills Trust, 12.00%, 5/01/20 . . . . . . . . . .        197,168
   100,000     Empress River Casino Finance, 10.75%, 4/01/02 . . . . .        105,750
   170,000     Federated Department Stores, Inc., 8.50%,
                 6/15/03 . . . . . . . . . . . . . . . . . . . . . . .        174,417
   165,000     Laidlaw, Inc., 7.70%, 8/15/02 . . . . . . . . . . . . .        167,574
   170,000     Loewen Group, Inc., 8.25%, 10/15/03 . . . . . . . . . .        170,415
   150,000     Marriott International, Inc., 7.125%, 6/01/07 . . . . .        143,319
    85,000     Marriott International, Inc., Series A, 6.75%,
                 12/15/03. . . . . . . . . . . . . . . . . . . . . . .         81,515
    45,000     Marriott International, Inc., Series B, 7.875%,
                 4/15/05 . . . . . . . . . . . . . . . . . . . . . . .         45,386
   200,000     Tenet Healthcare Corp., 9.625%, 9/01/02 . . . . . . . .        213,500
   200,000     Texas Instruments, Inc., 6.75%, 7/15/99 . . . . . . . .        200,227
                                                                         ------------
                                                                            1,499,271
                                                                         ------------

            See Notes to Financial Statements on Pages 30 through 32

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO II


SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997
--------------------------------------------------------------------------------

Principal
 Amount                  Description                                            Value
---------                -----------                                            -----
               UTILITY - 0.37%
$   45,000     Idaho Power Co., 8.00%, 3/15/04 . . . . . . . . . . . .   $     46,612
   120,000     Occidental Petroleum Corp., 9.50%, 7/15/97. . . . . . .        121,261
    60,000     Potomac Edison Co., 8.00%, 6/01/24. . . . . . . . . . .         59,153
                                                                         ------------
                                                                              227,026
                                                                         ------------

TOTAL CORPORATE DEBT NON-CONVERTIBLE (Cost $4,223,433) . . . . . . . .      4,154,992
                                                                         ------------

               FOREIGN DEBT - 0.88%
               SOVEREIGN DEBT - 0.88%
   125,000     Manitoba, 6.125%, 1/19/04 . . . . . . . . . . . . . . .        118,188
    45,000     New Zealand Government, 8.75%, 12/15/06 . . . . . . . .         49,570
    65,000     New Zealand Government, 10.625%, 11/15/05 . . . . . . .         79,476
   140,000     Poland Discount Bond, 6.437%, 10/27/24. . . . . . . . .        137,025
   155,000     Quebec Province, 7.22%, 7/22/36 . . . . . . . . . . . .        157,295
                                                                         ------------

TOTAL FOREIGN DEBT (Cost $540,182) . . . . . . . . . . . . . . . . . .        541,554
                                                                         ------------

    Shares
    ------
               PREFERRED STOCK - 1.06%
               FINANCIAL SERVICES - 0.71%
       195     Home Ownership Funding Corp. (c). . . . . . . . . . . .        186,030
       265     Home Ownership Funding Corp. II (c) . . . . . . . . . .        253,476
                                                                         ------------
                                                                              439,506
                                                                         ------------

               MISCELLANEOUS - 0.35%
       128     1585 Broadway Corp. (c) . . . . . . . . . . . . . . . .        123,272
       100     Marquette Real Estate Funding Corp. (c) . . . . . . . .         95,952
                                                                         ------------
                                                                              219,224
                                                                         ------------

TOTALPREFERRED STOCK (Cost $687,906) . . . . . . . . . . . . . . . . .        658,730
                                                                         ------------

Principal
 Amount
---------
               U.S GOVERNMENT AND AGENCY - 7.16%
$  384,215     FGHLMC, 6.50%, 8/01/11 (b). . . . . . . . . . . . . . .        370,407
   286,942     FGHLMC, 9.50%, 2/01/25 (b). . . . . . . . . . . . . . .        306,931
    22,510     FGHLMC, 7.50%, 9/01/25 (b). . . . . . . . . . . . . . .         22,210
   286,315     FNMA, 6.00 %, 1/01/01 (b) . . . . . . . . . . . . . . .        278,301
    50,000     FNMA, Global Bond, 6.35%, 11/23/01 (b). . . . . . . . .         48,774
   140,000     FNMA, 8.625%, 11/10/04 (b). . . . . . . . . . . . . . .        144,220
   500,000     FNMA TBA, 6.00%, 4/01/08 (b). . . . . . . . . . . . . .        470,469
   200,020     FNMA, 7.50%, 7/01/11 (b). . . . . . . . . . . . . . . .        200,395
   500,000     FNMA TBA, 7.00%, 9/01/21 (b). . . . . . . . . . . . . .        478,442
   612,362     GNMA, 6.50%, 9/15/23 (b). . . . . . . . . . . . . . . .        567,588
   903,907     GNMA, 8.00%, 7/15/25 (b). . . . . . . . . . . . . . . .        909,274
   599,218     GNMA, 9.00%, 10/15/25 (b) . . . . . . . . . . . . . . .        628,055
                                                                         ------------

TOTALU.S GOVERNMENT AND AGENCY (Cost $4,516,363) . . . . . . . . . . .      4,425,066
                                                                         ------------

               U.S. TREASURY SECURITIES - 10.99%
    65,000     U.S. Treasury Bonds, 6.625%, 6/30/01. . . . . . . . . .         64,695
    50,000     U.S. Treasury Bonds, 6.375%, 9/30/01. . . . . . . . . .         49,258
   400,000     U.S. Treasury Bonds, 6.875%, 5/15/06. . . . . . . . . .        397,750
   270,000     U.S. Treasury Bonds, 8.125%, 8/15/19. . . . . . . . . .        296,325
   425,000     U.S. Treasury Bonds, 7.25%, 8/15/22 . . . . . . . . . .        425,398
   945,000     U.S. Treasury Bonds, 6.50%, 11/15/26. . . . . . . . . .        869,696
   290,000     U.S. Treasury Notes, 6.25%, 6/30/98 . . . . . . . . . .        290,182
   260,000     U.S. Treasury Notes, 6.00%, 9/30/98 . . . . . . . . . .        258,902
   210,000     U.S. Treasury Notes, 6.375%, 5/15/99. . . . . . . . . .        209,573
   870,000     U.S. Treasury Notes, 5.875%, 2/15/00. . . . . . . . . .        853,963
 2,760,000     U.S. Treasury Notes, 6.625%, 3/31/02. . . . . . . . . .      2,743,623
$  240,000     U.S. Treasury Notes, 7.50%, 2/15/05 . . . . . . . . . .   $    248,362
    85,000     U.S. Treasury Notes, 6.25%, 2/15/07 . . . . . . . . . .         81,109
                                                                         ------------

TOTAL U.S. TREASURY SECURITIES (Cost $6,892,889) . . . . . . . . . . .      6,788,836
                                                                         ------------

               SHORT TERM INSTRUMENTS - 40.17%
               REPURCHASE AGREEMENT - 14.46%
 8,932,484     Sanwa Bank, dated 3/31/97, 6.30%, principal
                 and interest in the amount of $8,934,047
                 due 4/01/97 (collateralized by U.S. Treasury
                 Notes, par value of $9,255,000, 5.63%,
                 due 11/30/00, value of $8,939,752). . . . . . . . . .      8,932,484
                                                                         ------------

               U.S. TREASURY BILLS - 25.71%
15,900,000     4.91% to 5.16% maturing 4/03/97 to 5/29/97 (d). . . . .     15,882,586
                                                                         ------------

TOTAL SHORT TERM INSTRUMENTS (Cost $24,815,114). . . . . . . . . . . .     24,815,070
                                                                         ------------

TOTAL INVESTMENTS (Cost $61,069,590) . . . . . . . . .          100.92%    62,346,018
LIABILITIES IN EXCESS OF OTHER ASSETS. . . . . . . . .           (0.92)%     (570,091)
                                                          ------------   ------------
NET ASSETS     . . . . . . . . . . . . . . . . . . . .          100.00%  $ 61,775,927
                                                          ------------   ------------
                                                          ------------   ------------

-------------------------
(a) Non-income producing security
(b) The following abbreviations are used in the portfolio description:
FGHLMC  --     Federal Gold Home Loan Mortgage Corporation
FHLMC   --     Federal Home Loan Mortgage Corporation
FNMA    --     Federal National Mortgage Association
GNMA    --     Government National Mortgage Association
TBA     --     To be announced
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Includes collateral with value of $383,350 for futures contracts.

            See Notes to Financial Statements on Pages 30 through 32

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO II


SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997
--------------------------------------------------------------------------------

    Shares               Description                                            Value
    ------               -----------                                            -----
               COMMON STOCKS - 14.52%
               AEROSPACE - 0.12%
       400     Boeing Co.. . . . . . . . . . . . . . . . . . . . . . .   $     39,450
                                                                         ------------

               AIRLINES - 0.15%
       400     AMR Corp. (a) . . . . . . . . . . . . . . . . . . . . .         33,000
       200     Delta Air Lines, Inc. . . . . . . . . . . . . . . . . .         16,825
                                                                         ------------
                                                                               49,825
                                                                         ------------

               AUTO RELATED - 0.33%
       800     Chrysler Corp.. . . . . . . . . . . . . . . . . . . . .         24,000
     1,200     Dana Corp.. . . . . . . . . . . . . . . . . . . . . . .         39,450
       800     General Motors Corp.. . . . . . . . . . . . . . . . . .         44,300
                                                                         ------------
                                                                              107,750
                                                                         ------------

               BANKS - 1.04%
     1,380     Bank of Boston Corp.. . . . . . . . . . . . . . . . . .         92,460
     1,200     BankAmerica Corp. . . . . . . . . . . . . . . . . . . .        120,900
     1,000     Chase Manhattan Corp. . . . . . . . . . . . . . . . . .         93,625
       300     Citicorp Co.. . . . . . . . . . . . . . . . . . . . . .         32,475
                                                                         ------------
                                                                              339,460
                                                                         ------------

               BEVERAGES - 0.54%
       800     Coca-Cola Co. . . . . . . . . . . . . . . . . . . . . .         44,700
       300     Coca-Cola Enterprises, Inc. . . . . . . . . . . . . . .         17,213
     3,000     PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . . .         97,875
       400     Seagram Ltd.. . . . . . . . . . . . . . . . . . . . . .         15,300
                                                                         ------------
                                                                              175,088
                                                                         ------------

               CHEMICALS AND TOXIC WASTE - 0.61%
       300     Air Products & Chemical Corp. . . . . . . . . . . . . .         20,363
     1,000     Du Pont (E.I.) de Nemours & Co. . . . . . . . . . . . .        106,000
     1,900     Monsanto Co.. . . . . . . . . . . . . . . . . . . . . .         72,675
                                                                         ------------
                                                                              199,038
                                                                         ------------

               COMPUTER SERVICES - 0.37%
     1,200     Cisco Systems, Inc. (a) . . . . . . . . . . . . . . . .         57,750
     1,000     CUC International, Inc. (a) . . . . . . . . . . . . . .         22,500
       400     EMC Corp. (a) . . . . . . . . . . . . . . . . . . . . .         14,200
       600     Seagate Technology Co. (a). . . . . . . . . . . . . . .         26,925
                                                                         ------------
                                                                              121,375
                                                                         ------------

               COMPUTER SOFTWARE - 0.41%
       400     BMC Software, Inc. (a). . . . . . . . . . . . . . . . .         18,450
       900     Computer Associates International, Inc. . . . . . . . .         34,987
       900     Informix Corp. (a). . . . . . . . . . . . . . . . . . .         13,612
       400     Microsoft Corp. . . . . . . . . . . . . . . . . . . . .         36,675
       800     Oracle Corp. (a). . . . . . . . . . . . . . . . . . . .         30,850
                                                                         ------------
                                                                              134,574
                                                                         ------------

               DATA PROCESSING SERVICES - 0.09%
       900     First Data Corp.. . . . . . . . . . . . . . . . . . . .         30,487
                                                                         ------------

               DIVERSIFIED - 0.63%
     1,300     AlliedSignal, Inc.. . . . . . . . . . . . . . . . . . .         92,625
       400     Supervalu, Inc. . . . . . . . . . . . . . . . . . . . .         11,900
       300     Textron, Inc. . . . . . . . . . . . . . . . . . . . . .         31,500
       900     United Technologies Corp. . . . . . . . . . . . . . . .         67,725
                                                                         ------------
                                                                              203,750
                                                                         ------------

               DRUGS - 0.82%
       700     Lilly (Eli) & Co. . . . . . . . . . . . . . . . . . . .         57,575
     1,300     Merck & Co., Inc. . . . . . . . . . . . . . . . . . . .   $    109,525
     1,200     Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . .        100,950
                                                                         ------------
                                                                              268,050
                                                                         ------------

               ELECTRICAL EQUIPMENT - 0.50%
     1,400     Emerson Electric Co.. . . . . . . . . . . . . . . . . .         63,000
     1,000     General Electric Co.. . . . . . . . . . . . . . . . . .         99,250
                                                                         ------------
                                                                              162,250
                                                                         ------------

               ELECTRONICS - 0.49%
     1,200     Analog Devices, Inc. (a). . . . . . . . . . . . . . . .         27,000
       700     Intel Corp. . . . . . . . . . . . . . . . . . . . . . .         97,387
       700     Xilinx, Inc. (a). . . . . . . . . . . . . . . . . . . .         34,125
                                                                         ------------
                                                                              158,512
                                                                         ------------

               ENTERTAINMENT - 0.12%
       524     Disney (Walt) Co. . . . . . . . . . . . . . . . . . . .         38,252
                                                                         ------------

               ENVIRONMENTAL CONTROL - 0.08%
       800     U.S. Filter Corp. (a) . . . . . . . . . . . . . . . . .         24,700
                                                                         ------------

               FINANCIAL SERVICES - 0.56%
       900     Associates First Capital Corp.-Cl. A. . . . . . . . . .         38,700
     1,800     Federal Home Loan Mortgage Corp.. . . . . . . . . . . .         49,050
       800     Glendale Federal Bank FSB Co. (a) . . . . . . . . . . .         18,400
       625     MBNA Corp.. . . . . . . . . . . . . . . . . . . . . . .         17,421
       300     Price (T. Rowe) Associates, Inc.. . . . . . . . . . . .         11,137
     1,000     Travelers Group, Inc. . . . . . . . . . . . . . . . . .         47,875
                                                                         ------------
                                                                              182,583
                                                                         ------------

               FOODS - 0.41%
     1,000     CPC International, Inc. . . . . . . . . . . . . . . . .         82,000
     1,300     Sara Lee Corp.. . . . . . . . . . . . . . . . . . . . .         52,650
                                                                         ------------
                                                                              134,650
                                                                         ------------

               HEALTHCARE DIVERSIFIED - 0.34%
       300     Abbott Laboratories Co. . . . . . . . . . . . . . . . .         16,837
     1,800     Johnson & Johnson Co. . . . . . . . . . . . . . . . . .         95,175
                                                                         ------------
                                                                              112,012
                                                                         ------------

               HOSPITAL SUPPLIES AND HEALTHCARE - 0.29%
       700     Baxter International, Inc.. . . . . . . . . . . . . . .         30,187
       500     Becton, Dickinson & Company . . . . . . . . . . . . . .         22,500
       200     PacifiCare Health Systems, Inc.-Cl. B . . . . . . . . .         17,250
       800     U.S. Surgical Corp. . . . . . . . . . . . . . . . . . .         24,400
                                                                         ------------
                                                                               94,337
                                                                         ------------

               HOTEL/MOTEL - 0.15%
     1,000     Marriott International, Inc.. . . . . . . . . . . . . .         49,750
                                                                         ------------

               HOUSEHOLD PRODUCTS - 0.38%
       300     Clorox Co.. . . . . . . . . . . . . . . . . . . . . . .         33,637
       700     Procter & Gamble Co.. . . . . . . . . . . . . . . . . .         80,500
       300     Tupperware Corp.. . . . . . . . . . . . . . . . . . . .         10,050
                                                                         ------------
                                                                              124,187
                                                                         ------------

               INSURANCE - 0.52%
       900     American International Group, Inc.. . . . . . . . . . .        105,638
       400     General Re Corp.. . . . . . . . . . . . . . . . . . . .         63,200
                                                                         ------------
                                                                              168,838
                                                                         ------------

            See Notes to Financial Statements on Pages 30 through 32

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO III


SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997
--------------------------------------------------------------------------------

    Shares               Description                                            Value
    ------               -----------                                            -----
               METALS - 0.13%
       600     Alcan Aluminium Co. Ltd.. . . . . . . . . . . . . . . .   $     20,325
       700     Freeport-McMoRan Copper & Gold, Inc.-Cl. B. . . . . . .         21,263
                                                                         ------------
                                                                               41,588
                                                                         ------------

               OFFICE EQUIPMENT AND COMPUTERS - 0.47%
     1,300     Hewlett-Packard Co. . . . . . . . . . . . . . . . . . .         69,225
       400     IBM Corp. . . . . . . . . . . . . . . . . . . . . . . .         54,950
       500     Xerox Corp. . . . . . . . . . . . . . . . . . . . . . .         28,438
                                                                         ------------
                                                                              152,613
                                                                         ------------

               OIL-DOMESTIC - 0.46%
       100     Atlantic Richfield Co.. . . . . . . . . . . . . . . . .         13,500
       800     ENSCO International, Inc. (a) . . . . . . . . . . . . .         39,400
       300     Louisiana Land & Exploration Co.. . . . . . . . . . . .         14,213
       800     Noble Drilling Corp. (a). . . . . . . . . . . . . . . .         13,800
       400     Phillips Petroleum Co.. . . . . . . . . . . . . . . . .         16,350
     1,400     Unocal Corp.. . . . . . . . . . . . . . . . . . . . . .         53,375
                                                                         ------------
                                                                              150,638
                                                                         ------------

               OIL EQUIPMENT AND SERVICES - 0.15%
       800     Apache Corp.. . . . . . . . . . . . . . . . . . . . . .         26,800
       200     Schlumberger Ltd. . . . . . . . . . . . . . . . . . . .         21,450
                                                                         ------------
                                                                               48,250
                                                                         ------------

               OIL-INTERNATIONAL - 0.92%
       300     Amoco Corp. . . . . . . . . . . . . . . . . . . . . . .         25,988
       400     Chevron Corp. . . . . . . . . . . . . . . . . . . . . .         27,850
       600     Exxon Corp. . . . . . . . . . . . . . . . . . . . . . .         64,650
       200     Mobil Corp. . . . . . . . . . . . . . . . . . . . . . .         26,125
       500     Royal Dutch Petroleum Co. . . . . . . . . . . . . . . .         87,500
       600     Texaco, Inc.. . . . . . . . . . . . . . . . . . . . . .         65,700
                                                                         ------------
                                                                              297,813
                                                                         ------------

               PAPER AND FOREST PRODUCTS - 0.23%
       900     Champion International Corp.. . . . . . . . . . . . . .         40,950
       900     International Paper Co. . . . . . . . . . . . . . . . .         34,988
                                                                         ------------
                                                                               75,938
                                                                         ------------

               PRINTING AND PUBLISHING - 0.14%
       900     McGraw-Hill Companies, Inc. . . . . . . . . . . . . . .         46,013
                                                                         ------------

               RAILROADS - 0.16%
       700     Burlington Northern Santa Fe Corp.. . . . . . . . . . .         51,800
                                                                         ------------

               RETAIL - 0.63%
       975     Dollar General Corp.. . . . . . . . . . . . . . . . . .         30,468
       900     Lowe's Companies, Inc.. . . . . . . . . . . . . . . . .         33,638
       600     Nine West Group, Inc. (a) . . . . . . . . . . . . . . .         26,850
     1,600     Staples, Inc. (a) . . . . . . . . . . . . . . . . . . .         32,200
       800     Tiffany & Co. . . . . . . . . . . . . . . . . . . . . .         30,400
     1,800     Wal-Mart Stores, Inc. . . . . . . . . . . . . . . . . .         50,175
                                                                         ------------
                                                                              203,731
                                                                         ------------

               TELECOMMUNICATIONS - 0.71%
     1,900     AT&T Corp.. . . . . . . . . . . . . . . . . . . . . . .         66,025
     1,300     Comcast Corp.-Cl. A . . . . . . . . . . . . . . . . . .         21,937
     1,300     MCI Communications Corp.. . . . . . . . . . . . . . . .         46,313
     1,200     Motorola, Inc.. . . . . . . . . . . . . . . . . . . . .         72,450
       500     Sprint Corp.. . . . . . . . . . . . . . . . . . . . . .         22,750
                                                                         ------------
                                                                              229,475
                                                                         ------------

               TOBACCO - 0.32%
       900     Philip Morris Companies, Inc. . . . . . . . . . . . . .   $    102,713
                                                                         ------------

               UTILITY-ELECTRIC - 0.46%
       600     American Electric Power Co. . . . . . . . . . . . . . .         24,750
       400     Dominion Resources, Inc.. . . . . . . . . . . . . . . .         14,550
       900     FPL Group, Inc. . . . . . . . . . . . . . . . . . . . .         39,713
       700     Ohio Edison Co. . . . . . . . . . . . . . . . . . . . .         14,787
       800     Pacific Gas & Electric Corp.. . . . . . . . . . . . . .         18,800
       500     Public Service Enterprise Corp. . . . . . . . . . . . .         13,125
       700     Texas Utilities Co. . . . . . . . . . . . . . . . . . .         23,975
                                                                         ------------
                                                                              149,700
                                                                         ------------

               UTILITY-GAS, NATURAL GAS - 0.16%
     1,000     Consolidated Natural Gas Co.. . . . . . . . . . . . . .         50,375
                                                                         ------------

               UTILITY-TELEPHONE - 0.63%
       300     Ameritech Corp. . . . . . . . . . . . . . . . . . . . .         18,450
       300     Bell Atlantic Corp. . . . . . . . . . . . . . . . . . .         18,263
       600     BellSouth Corp. . . . . . . . . . . . . . . . . . . . .         25,350
     1,000     Frontier Corp.. . . . . . . . . . . . . . . . . . . . .         17,875
     1,800     GTE Corp. . . . . . . . . . . . . . . . . . . . . . . .         83,925
       388     Lucent Technologies, Inc. . . . . . . . . . . . . . . .         20,467
       400     SBC Communications, Inc.. . . . . . . . . . . . . . . .         21,050
                                                                         ------------
                                                                              205,380
                                                                         ------------

TOTAL COMMON STOCK (Cost $4,690,042) . . . . . . . . . . . . . . . . .      4,724,945
                                                                         ------------

Principal
 Amount
---------
               CORPORATE DEBT NON-CONVERTIBLE - 10.12%
               FINANCIAL SERVICES - 5.84%
$  110,000     American Express Master Trust, 5.375%, 7/15/01. . . . .        105,114
    65,000     Bangkok Bank Public Co., 8.375%, 1/15/27 (c). . . . . .         62,417
   138,000     Bayerische Landesbank, 6.17%, 2/01/06 . . . . . . . . .        128,286
   120,000     China International Trust, 9.00%, 10/15/06. . . . . . .        127,235
   250,000     Ford Motor Credit Co., 6.25%, 11/8/00 . . . . . . . . .        244,396
    25,000     International Bank Reconstruction &
                 Development, 8.875%, 3/01/26. . . . . . . . . . . . .         28,926
   120,000     Jackson National Life Insurance Co., 8.15%,
                 3/15/27 (c) . . . . . . . . . . . . . . . . . . . . .        117,821
   120,000     KFW International Finance, 8.20%, 6/01/06 . . . . . . .        127,089
   245,000     Lehman Brothers, Inc., 7.25%, 4/15/03 . . . . . . . . .        242,007
   165,000     News America Holdings, 7.43%, 10/01/26. . . . . . . . .        164,556
   225,000     Paine Webber Group, Inc., 9.25%, 12/15/01 . . . . . . .        242,233
   200,000     Society National Bank, 7.85%, 11/01/02. . . . . . . . .        205,241
    60,000     Standard Credit Card Master Trust, 6.55%,
                 10/07/05. . . . . . . . . . . . . . . . . . . . . . .         57,329
    50,000     State Development Bank of China, 7.375%,
                 2/01/07 . . . . . . . . . . . . . . . . . . . . . . .         48,953
                                                                         ------------
                                                                            1,901,603
                                                                         ------------

               FOREIGN INDUSTRIAL - 0.43%
    17,000     Celulosa Arauco y Constitucion, 6.75%, 12/15/03 . . . .         16,139
   130,000     Celulosa Arauco y Constitucion, 7.00%, 12/15/07 . . . .        122,436
                                                                         ------------
                                                                              138,575
                                                                         ------------

               INDUSTRIAL - 3.46%
    55,000     Auburn Hills Trust, 12.00%, 5/01/20 . . . . . . . . . .         80,328
    65,000     Dillard Department Stores, Inc., 7.15%,
                 2/01/07 . . . . . . . . . . . . . . . . . . . . . . .         63,519
    80,000     Empress River Casino Finance, 10.75%, 4/01/02 . . . . .         84,600

            See Notes to Financial Statements on Pages 30 through 32

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO III


SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997
--------------------------------------------------------------------------------

 Principal
  Amount                 Description                                            Value
----------               -----------                                            -----
  $ 85,000     Federated Department Stores, Inc., 8.50%,
                 6/15/03 . . . . . . . . . . . . . . . . . . . . . . .   $     87,209
   190,000     Laidlaw, Inc., 7.70%, 8/15/02 . . . . . . . . . . . . .        192,964
   130,000     Loewen Group, Inc., 8.25%, 10/15/03 . . . . . . . . . .        130,317
   100,000     Marriott International, Inc., 7.125%, 6/01/07 . . . . .         95,546
    65,000     Marriott International, Inc., Series A, 6.75%,
                 12/15/03. . . . . . . . . . . . . . . . . . . . . . .         62,335
    35,000     Marriott International, Inc., Series B, 7.875%,
                 4/15/05 . . . . . . . . . . . . . . . . . . . . . . .         35,300
   140,000     Tenet Healthcare Corp., 9.625%, 9/01/02 . . . . . . . .        149,450
   145,000     Texas Instruments, Inc., 6.75%, 7/15/99 . . . . . . . .        145,164
                                                                         ------------
                                                                            1,126,732
                                                                         ------------

               UTILITY - 0.39%
    50,000     Idaho Power Co., 8.00%, 3/15/04 . . . . . . . . . . . .         51,791
    75,000     Potomac Edison Co., 8.00%, 6/01/24. . . . . . . . . . .         73,941
                                                                         ------------
                                                                              125,732
                                                                         ------------

TOTAL CORPORATE DEBT NON-CONVERTIBLE (Cost $3,350,764) . . . . . . . .      3,292,642
                                                                         ------------

               FOREIGN DEBT - 0.97%
               SOVEREIGN DEBT - 0.97%
    80,000     New Zealand Government, 10.625%, 11/15/05 . . . . . . .         97,817
   110,000     Poland Discount Bond, 6.437%, 10/27/24. . . . . . . . .        107,662
   110,000     Quebec Province, 7.22%, 7/22/36 . . . . . . . . . . . .        111,629
                                                                         ------------

TOTAL FOREIGN DEBT (Cost $314,675) . . . . . . . . . . . . . . . . . .        317,108
                                                                         ------------

    Shares
    ------
               PREFERRED STOCK - 1.45%
               FINANCIAL SERVICES - 0.97%
       190     Home Ownership Funding Corp. II (c) . . . . . . . . . .        181,737
       140     Home Ownership Funding Corp. (c). . . . . . . . . . . .        133,560
                                                                         ------------
                                                                              315,297
                                                                         ------------

               MISCELLANEOUS - 0.48%
        92     1585 Broadway Corp. (c) . . . . . . . . . . . . . . . .         88,602
        70     Marquette Real Estate Funding Corp. (c) . . . . . . . .         67,167
                                                                         ------------
                                                                              155,769
                                                                         ------------

TOTAL PREFERRED STOCK (Cost $491,936). . . . . . . . . . . . . . . . .        471,066
                                                                         ------------

Principal
 Amount
---------
               U.S. GOVERNMENT AND AGENCY - 13.23%
$  384,215     FGHLMC, 6.50%, 8/01/11 (b). . . . . . . . . . . . . . .        370,407
   223,293     FGHLMC, 9.50%, 2/01/25 (b). . . . . . . . . . . . . . .        238,848
   154,004     FGHLMC, 7.50%, 9/01/25 (b). . . . . . . . . . . . . . .        151,599
   350,571     FNMA, 6.00%, 1/01/01 (b). . . . . . . . . . . . . . . .        342,809
    80,000     FNMA, Global Bond, 6.35%, 11/23/01 (b). . . . . . . . .         78,038
   180,000     FNMA, 8.625%, 11/10/04 (b). . . . . . . . . . . . . . .        185,426
   450,000     FNMA TBA, 6.00%, 4/01/08 (b). . . . . . . . . . . . . .        423,422
   222,968     FNMA, 8.00%, 4/01/10 (b). . . . . . . . . . . . . . . .        227,412
   482,482     FNMA, 7.50%, 7/01/11 (b). . . . . . . . . . . . . . . .        483,387
   400,000     FNMA TBA, 7.00%, 9/01/21 (b). . . . . . . . . . . . . .        382,753
 1,200,000     FNMA TBA, 7.50%, 9/01/21 (b). . . . . . . . . . . . . .      1,178,634
   262,441     GNMA, 6.50%, 9/15/23 (b). . . . . . . . . . . . . . . .        243,252
                                                                         ------------

TOTAL U.S. GOVERNMENT AND AGENCY (Cost $4,363,823) . . . . . . . . . .      4,305,987
                                                                         ------------

               U.S. TREASURY SECURITIES - 16.90%
$   50,000     U.S. Treasury Bonds, 6.625%, 6/30/01. . . . . . . . . .   $     49,766
    50,000     U.S. Treasury Bonds, 6.375%, 9/30/01. . . . . . . . . .         49,258
   325,000     U.S. Treasury Bonds, 6.875%, 5/15/06. . . . . . . . . .        323,172
   230,000     U.S. Treasury Bonds, 8.125%, 8/15/19. . . . . . . . . .        252,426
   290,000     U.S. Treasury Bonds, 7.25%, 8/15/22 . . . . . . . . . .        290,272
   615,000     U.S. Treasury Bonds, 6.50%, 11/15/26. . . . . . . . . .        565,992
   580,000     U.S. Treasury Notes, 6.25%, 6/30/98 . . . . . . . . . .        580,363
    30,000     U.S. Treasury Notes, 6.00%, 9/30/98 . . . . . . . . . .         29,873
   550,000     U.S. Treasury Notes, 6.25%, 3/31/99 . . . . . . . . . .        548,151
   540,000     U.S. Treasury Notes, 6.375%, 5/15/99. . . . . . . . . .        538,902
    80,000     U.S. Treasury Notes, 5.875%, 2/15/00. . . . . . . . . .         78,525
 2,090,000     U.S. Treasury Notes, 6.625%, 3/31/02. . . . . . . . . .      2,077,598
   110,000     U.S. Treasury Notes, 7.50%, 2/15/05 . . . . . . . . . .        113,833
                                                                         ------------

TOTAL U.S. TREASURY SECURITIES (Cost $5,568,895) . . . . . . . . . . .      5,498,131
                                                                         ------------

               SHORT TERM INSTRUMENT - 48.40%
               REPURCHASE AGREEMENT - 12.45%
 4,050,650     Sanwa Bank, dated 3/31/97, 6.30%, principal
                 and interest in the amount of $4,051,359
                 due 4/01/97 (collateralized by U.S. Treasury
                 Notes, par value of $4,197,000, 5.63%,
                 due 11/30/00, value of $4,054,040). . . . . . . . . .      4,050,650
                                                                         ------------

               U.S. TREASURY BILLS - 35.95%
11,715,000     4.91% to 5.16% maturing 4/03/97 to 5/29/97 (d). . . . .     11,699,034
                                                                         ------------

TOTAL SHORT TERM INSTRUMENTS (Cost $15,749,720). . . . . . . . . . . .     15,749,684
                                                                         ------------

TOTAL INVESTMENTS (Cost $34,529,855) . . . . . . . . .          105.59%    34,359,563
LIABILITIES IN EXCESS OF OTHER ASSETS. . . . . . . . .           (5.59)%   (1,818,027)
                                                          ------------   ------------
NET ASSETS     . . . . . . . . . . . . . . . . . . . .          100.00%  $ 32,541,536
                                                          ------------   ------------
                                                          ------------   ------------


-------------------------
(a)  Non-income producing security
(b)  The following abbreviations are used in the portfolio description:
FGHLMC    --   Federal Gold Home Loan Mortgage Corporation
FHLMC     --   Federal Home Loan Mortgage Corporation
FNMA      --   Federal National Mortgage Association
GNMA      --   Government National Mortgage Association
TBA       --   To be announced
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)  Includes collateral of $198,706 for futures contracts.


               See Notes to Financial Statements on Pages 30 through 32

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS


STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 1997
--------------------------------------------------------------------------------


                                                                   ASSET               ASSET                ASSET
                                                               MANAGEMENT         MANAGEMENT II        MANAGEMENT III
                                                             --------------       -------------       --------------
ASSETS
   Investments, at Value*. . . . . . . . . . . . . . . . . . $  353,940,955       $  62,346,018       $  34,359,563
   Cash+ . . . . . . . . . . . . . . . . . . . . . . . . . .      3,028,954             516,264             316,536
   Receivable for Securities Sold. . . . . . . . . . . . . .      6,035,290           2,587,747           1,734,290
   Dividends and Interest Receivable . . . . . . . . . . . .      1,067,903             248,953             188,996
   Prepaid Expenses and Other. . . . . . . . . . . . . . . .            995                 190                 103
                                                             --------------       -------------       -------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . .    364,074,097          65,699,172          36,599,488
                                                             --------------       -------------       -------------
LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . .        174,808              26,903              11,526
   Payable for Securities Purchased. . . . . . . . . . . . .     14,290,906           3,694,962           3,933,932
   Variation Margin Payable. . . . . . . . . . . . . . . . .      1,048,407             182,251              95,026
   Accrued Expenses and Other. . . . . . . . . . . . . . . .         21,283              19,129              17,468
                                                             --------------       -------------       -------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . .     15,535,404           3,923,245           4,057,952
                                                             --------------       -------------       -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . $  348,538,693       $  61,775,927       $  32,541,536
                                                             --------------       -------------       -------------
                                                             --------------       -------------       -------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . . $  341,096,124       $  60,962,522       $  32,945,293
   Net Unrealized Appreciation (Depreciation) on:
   Investments and Foreign Currency Transactions . . . . . .      9,750,297           1,272,759            (173,595)
   Futures Contracts . . . . . . . . . . . . . . . . . . . .     (2,307,728)           (459,354)           (230,162)
                                                             --------------       -------------       -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . $  348,538,693       $  61,775,927       $  32,541,536
                                                             --------------       -------------       -------------
                                                             --------------       -------------       -------------


-------------------------
*    Cost of $344,175,625, $61,069,590 and $34,529,855, respectively, including
     Repurchase Agreements amounting to $50,120,646, $8,932,484 and $4,050,650, respectively.
+    Includes foreign currency of $2,360,173, $398,116 and $218,982, respectively, with a value of $2,345,140, $394,447 and $215,679, respectively.


               See Notes to Financial Statements on Pages 30 through 32

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS


STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1997
--------------------------------------------------------------------------------


                                                                 ASSET                ASSET                 ASSET
                                                               MANAGEMENT          MANAGEMENT II       MANAGEMENT III
                                                              -------------        -------------       --------------
INVESTMENT INCOME
   Dividends*. . . . . . . . . . . . . . . . . . . . . . . .  $   2,943,047        $    390,307        $    104,698
   Interest. . . . . . . . . . . . . . . . . . . . . . . . .      7,832,156           2,167,887           1,517,015
                                                              -------------        ------------        ------------
Total Investment Income. . . . . . . . . . . . . . . . . . .     10,775,203           2,558,194           1,621,713
                                                              -------------        ------------        ------------
EXPENSES
   Advisory Fees . . . . . . . . . . . . . . . . . . . . . .      1,882,677             371,709             201,330
   Administration and Services Fees. . . . . . . . . . . . .        289,643              57,186              30,974
   Professional Fees . . . . . . . . . . . . . . . . . . . .         23,070              22,881              20,233
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . .          2,169               2,169               2,219
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . .          2,405                 762                 918
                                                              -------------        ------------        ------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . .      2,199,964             454,707             255,674
   Less Expenses Absorbed by Bankers Trust . . . . . . . . .       (462,108)           (111,591)            (69,831)
                                                              -------------        ------------        ------------
      Net Expenses . . . . . . . . . . . . . . . . . . . . .      1,737,856             343,116             185,843
                                                              -------------        ------------        ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .      9,037,347           2,215,078           1,435,870
                                                              -------------        ------------        ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
 FOREIGN CURRENCIES AND FUTURES CONTRACTS
   Net Realized Gain from:
      Investment and Foreign Currency Transactions . . . . .     18,608,370           2,633,873           1,240,231
      Futures Contracts. . . . . . . . . . . . . . . . . . .     10,460,233           1,573,362             656,571
   Net Change in Unrealized Appreciation (Depreciation) on:
      Investments and Foreign Currency Transactions. . . . .        561,364              64,680            (649,347)
      Futures Contracts. . . . . . . . . . . . . . . . . . .     (2,292,257)           (322,627)           (129,373)
                                                              -------------        ------------        ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
 FOREIGN CURRENCIES AND FUTURES CONTRACTS. . . . . . . . . .     27,337,710           3,949,288           1,118,082
                                                              -------------        ------------        ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . .  $  36,375,057        $  6,164,366        $  2,553,952
                                                              -------------        ------------        ------------
                                                              -------------        ------------        ------------

-------------------------
*    Net of foreign withholding tax of $13,800, $1,954 and $536, respectively.


               See Notes to Financial Statements on Pages 30 through 32

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                        ASSET MANAGEMENT
                                                             ---------------------------------------
                                                             FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MARCH 31, 1997       MARCH 31, 1996
                                                             ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . .   $  9,037,347        $  6,712,317
   Net Realized Gain from Investments, Foreign Currencies
      and Futures Contracts. . . . . . . . . . . . . . . . .     29,068,603          14,006,189
   Net Change in Unrealized Appreciation (Depreciation)
    on Investments, Foreign
      Currencies and Futures Contracts . . . . . . . . . . .     (1,730,893)          7,261,817
                                                               ------------        ------------
Net Increase in Net Assets from Operations . . . . . . . . .     36,375,057          27,980,323
                                                               ------------        ------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . . . . . . . . . . . .    166,792,562         170,133,182
   Value of Capital Withdrawn. . . . . . . . . . . . . . . .    (94,771,334)        (54,499,861)
                                                               ------------        ------------
Net Increase in Net Assets from Capital Transactions . . . .     72,021,228         115,633,321
                                                               ------------        ------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . .    108,396,285         143,613,644
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . .    240,142,408          96,528,764
                                                               ------------        ------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . . .   $348,538,693        $240,142,408
                                                               ------------        ------------
                                                               ------------        ------------


                                                                        ASSET MANAGEMENT II
                                                             --------------------------------------
                                                             FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MARCH 31, 1997       MARCH 31, 1996
                                                             ------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . .   $  2,215,078        $  1,756,177
   Net Realized Gain from Investments, Foreign Currencies
    and Futures Contracts. . . . . . . . . . . . . . . . . .      4,207,235           2,255,768
   Net Change in Unrealized Appreciation (Depreciation)
    on Investments, Foreign
      Currencies and Futures Contracts . . . . . . . . . . .       (257,947)            989,840
                                                               ------------        ------------
Net Increase in Net Assets from Operations . . . . . . . . .      6,164,366           5,001,785
                                                               ------------        ------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . . . . . . . . . . . .     15,936,234          25,468,459
   Value of Capital Withdrawn. . . . . . . . . . . . . . . .    (11,724,221)         (4,675,086)
                                                               ------------        ------------
Net Increase in Net Assets from Capital Transactions . . . .      4,212,013          20,793,373
                                                               ------------        ------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . .     10,376,379          25,795,158
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . .     51,399,548          25,604,390
                                                               ------------        ------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . . .   $ 61,775,927        $ 51,399,548
                                                               ------------        ------------
                                                               ------------        ------------


                                                                      ASSET MANAGEMENT III
                                                             --------------------------------------
                                                             FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MARCH 31, 1997       MARCH 31, 1996
                                                             ------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . .   $  1,435,870        $  1,290,180
   Net Realized Gain from Investments, Foreign Currencies
    and Futures Contracts. . . . . . . . . . . . . . . . . .      1,896,802             725,026
   Net Change in Unrealized Appreciation (Depreciation)
    on Investments, Foreign
      Currencies and Futures Contracts . . . . . . . . . . .       (778,720)            536,562
                                                               ------------        ------------
Net Increase in Net Assets from Operations . . . . . . . . .      2,553,952           2,551,768
                                                               ------------        ------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . . . . . . . . . . . .      7,831,235          10,942,499
   Value of Capital Withdrawn. . . . . . . . . . . . . . . .     (6,712,316)         (5,827,202)
                                                               ------------        ------------
Net Increase in Net Assets from Capital Transactions . . . .      1,118,919           5,115,297
                                                               ------------        ------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . .      3,672,871           7,667,065
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . .     28,868,665          21,201,600
                                                               ------------        ------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . . .   $ 32,541,536        $ 28,868,665
                                                               ------------        ------------
                                                               ------------        ------------


               See Notes to Financial Statements on Pages 30 through 32

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for each period indicated for the Asset Management Portfolios.


                                                                                     ASSET MANAGEMENT PORTFOLIO
                                                         --------------------------------------------------------------------------
                                                                                                                   FOR THE PERIOD
                                                                                                                 SEPTEMBER 16, 1993
                                                                       FOR THE YEAR ENDED                          (COMMENCEMENT
                                                                            MARCH 31,                             OF OPERATIONS) TO
                                                         -------------------------------------------------
                                                            1997                1996                1995            MARCH 31, 1994
                                                         ---------           ---------            --------        -----------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted). . . .        $348,539            $240,142             $96,529             $36,283
  Ratios to Average Net Assets:
     Net Investment Income. . . . . . . . . . . .            3.12%               3.99%               3.78%               2.83%*
     Expenses . . . . . . . . . . . . . . . . . .            0.60%               0.60%               0.60%               0.60%*
     Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust.            0.16%               0.17%               0.19%               0.33%*
  Portfolio Turnover Rate . . . . . . . . . . . .             137%                154%                 92%                 56%
  Average Commissions Paid per Share**. . . . . .          0.0466


                                                                                     ASSET MANAGEMENT PORTFOLIO
                                                         --------------------------------------------------------------------------
                                                                                                                   FOR THE PERIOD
                                                                                                                  OCTOBER 14, 1993
                                                                       FOR THE YEAR ENDED                          (COMMENCEMENT
                                                                            MARCH 31,                             OF OPERATIONS) TO
                                                            1997                1996                1995            MARCH 31, 1994
                                                         ---------           ---------            --------        -----------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted). . . .         $61,776             $51,400             $25,604             $19,175
  Ratios to Average Net Assets:
     Net Investment Income. . . . . . . . . . . .            3.87%               4.55%               4.41%               3.17%*
     Expenses . . . . . . . . . . . . . . . . . .            0.60%               0.60%               0.60%               0.60%*
     Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust.            0.20%               0.20%               0.27%               0.48%*
  Portfolio Turnover Rate . . . . . . . . . . . .             209%                208%                105%                 79%
  Average Commissions Paid per Share**. . . . . .          0.0476


                                                                                     ASSET MANAGEMENT PORTFOLIO
                                                         --------------------------------------------------------------------------
                                                                                                                   FOR THE PERIOD
                                                                                                                   OCTOBER 15, 1993
                                                                       FOR THE YEAR ENDED                          (COMMENCEMENT
                                                                            MARCH 31,                             OF OPERATIONS) TO
                                                            1997                1996                1995            MARCH 31, 1994
                                                         ---------           ---------            --------        -----------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted). . . .         $32,542             $28,869             $21,202             $17,586
  Ratios to Average Net Assets:
     Net Investment Income. . . . . . . . . . . .            4.64%               5.04%               4.87%               3.51%*
     Expenses . . . . . . . . . . . . . . . . . .            0.60%               0.60%               0.60%               0.60%*
     Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust.            0.23%               0.22%               0.30%               0.49%*
  Portfolio Turnover Rate . . . . . . . . . . . .             307%                221%                111%                 84%
  Average Commissions Paid per Share**. . . . . .          0.0419

--------------------------
*    Annualized
**   For fiscal years beginning on or after September 1, 1995, the portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.


                        See Notes to Financial Statements on Pages 30 through 32

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (each a "Portfolio," and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 ("the Act"), as amended, as open-end management investment companies. The Portfolios were organized and commenced operations as follows:

                                       ORGANIZATION         COMMENCEMENT
    PORTFOLIO                             DATE              OF OPERATIONS
    Asset Management                 June 9, 1992       September 16, 1993
    Asset Management II          October 28, 1992         October 14, 1993
    Asset Management III         October 28, 1992         October 15, 1993

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolios.

B. SECURITY VALUATION
The Portfolios' investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolios are allocated pro rata among the investors in the Portfolios at the time of such determination.

D. REPURCHASE AGREEMENTS
Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
Each Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
Each Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
Each Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. Each Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------

ASSET MANAGEMENT PORTFOLIOS


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolios have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolios' average daily net assets. For the year ended March 31, 1997, these fees aggregated $289,643, $57,186 and $30,974 for the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio Ill, respectively.

The Portfolios have entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of each Portfolios' average daily net assets. For the year ended March 31, 1997, these fees aggregated $1,882,677, $371,709 and $201,330 for the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio Ill, respectively.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of each Portfolio. For the year ended March 31, 1997, expenses of the Asset Management Portfolio, the Asset Management Portfolio II and Asset Management Portfolio Ill have been reduced by $462,108, $111,591 and $69,831, respectively.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor.

Certain trustees and officers of the Portfolios are also directors, officers and/or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustees of the Portfolios. Similarly, none of the Portfolios' officers received compensation from the Portfolios.

For the year ended March 31, 1997, the Asset Management Portfolio, Asset Management Portfolio II and the Asset Management Portfolio III paid brokerage commissions of $193,354, $23,627 and $7,279, respectively.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended March 31, 1997, were as follows:

PORTFOLIO                  PURCHASES               SALES
---------                  ---------               -----
Asset Management.......... $338,539,944        $267,916,709
Asset Management II.......   79,632,248          75,003,074
Asset Management III......   54,671,244          53,179,493

For federal income tax purposes, the tax basis of investments held at March 31, 1997, was as follows:

PORTFOLIO                                    COST-TAX BASIS
---------                                    --------------
Asset Management............................   $344,514,483
Asset Management II.........................     61,115,689
Asset Management III........................     34,547,716

The aggregate gross unrealized appreciation and depreciation for all investments as of March 31, 1997, were as follows:

PORTFOLIO                  APPRECIATION        DEPRECIATION
---------                  ------------        ------------
Asset Management..........  $14,835,386          $5,408,914
Asset Management II.......    2,015,470             785,141
Asset Management III......      299,787             487,940

NOTE 4--FUTURES CONTRACTS
A summary of obligations under these financial instruments at March 31, 1997 is as follows:

                              ASSET MANAGEMENT PORTFOLIO
                              --------------------------

                                                                                                             UNREALIZED
                                                                                                            APPRECIATION
TYPE OF FUTURES                    EXPIRATION        CONTRACTS          POSITION       MARKET VALUE        (DEPRECIATION)
---------------                    ----------        ---------          --------       ------------        --------------

S&P 500                           June 1997             111                Long       $  42,069,000         $(2,102,400)
French 10 Year Bond Futures       June 1997              87                Long           9,898,536             (88,806)
CAC 40 Year Futures               April 1997             67                Long           6,319,028             115,412
US Treasury Futures               June 1997              15                Long           1,582,500             (33,594)
Japanese Bond Futures             June 1997              17                Long          17,335,223             143,154
Toronto 35 Index Futures          June 1997              41                Long           8,764,783            (265,518)
Australian 10 Year Bond Futures   June 1997             160                Long          91,567,267             (76,944)
JPN Yen Futures                   June 1997               6               Short            (613,350)              6,605
Canadian $ Futures                June 1997               5               Short            (362,950)              5,513
French Franc Futures              June 1997              11               Short            (979,550)            (11,802)
Australian $ Futures              June 1997               9               Short            (707,040)                652
-------------------------------                      ---------                         ------------         -----------
Total                                                   529                            $174,873,447         $(2,307,728)
                                                     ---------                         ------------         -----------
                                                     ---------                         ------------         -----------


--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                            ASSET MANAGEMENT PORTFOLIO II
                            -----------------------------

                                                                                                             UNREALIZED
                                                                                                            APPRECIATION
TYPE OF FUTURES                    EXPIRATION        CONTRACTS          POSITION       MARKET VALUE        (DEPRECIATION)
---------------                    ----------        ---------          --------       ------------        --------------
S&P 500                           June 1997              20                Long         $ 7,580,000           $(425,100)
French 10 Year Bond Futures       June 1997              19                Long           2,161,749             (19,160)
CAC 40 Year Futures               April 1997             10                Long             943,139              17,226
US Treasury Futures               June 1997               3                Long             316,500              (5,719)
Japanese Bond Futures             June 1997               3                Long           3,059,157              24,760
Toronto 35 Index Futures          June 1997               6                Long           1,282,651             (38,855)
Australian 10 Year Bond Futures   June 1997              26                Long          14,879,681             (12,508)
JPN Yen Futures                   June 1997               2               Short            (204,450)                910
Canadian $ Futures                June 1997               1               Short             (72,590)              1,102
French Franc Futures              June 1997               2               Short            (178,100)             (2,155)
Australian $ Futures              June 1997               2               Short            (157,120)                145
------------------------------                       ---------                         ------------         -----------
Total                                                    94                             $29,610,617           $(459,354)
                                                     ---------                         ------------         -----------
                                                     ---------                         ------------         -----------


                                                       ASSET MANAGEMENT PORTFOLIO III
                                                       ------------------------------

                                                                                                             UNREALIZED
                                                                                                            APPRECIATION
TYPE OF FUTURES                    EXPIRATION        CONTRACTS          POSITION       MARKET VALUE        (DEPRECIATION)
---------------                    ----------        ---------          --------       ------------        --------------
S&P 500                           June 1997              10                Long          $3,790,000           $(216,700)
French 10 Year Bond Futures       June 1997              10                Long           1,137,763             (10,084)
CAC 40 Year Futures               April 1997              5                Long             471,569               8,613
Japanese Bond Futures             June 1997               1                Long           1,019,719               8,254
Toronto 35 Index Futures          June 1997               3                Long             337,371             (19,428)
Australian 10 Year Bond Futures   June 1997              13                Long           7,439,840              (6,254)
US Treasury Futures               June 1997               2               Short            (211,000)              5,938
JPN Yen Futures                   June 1997               1               Short            (102,225)                455
French Franc Futures              June 1997               1               Short             (89,050)             (1,028)
Australian $ Futures              June 1997               1               Short             (78,560)                 72
-------------------------------                      ---------                         ------------         -----------
Total                                                    47                             $13,715,427           $(230,162)
                                                     ---------                         ------------         -----------
                                                     ---------                         ------------         -----------

At March 31, 1997, the Portfolios have segregated sufficient securities to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of the Asset Management
Portfolios:

We have audited the accompanying statement of assets and liabilities, including the schedules of portfolio investments, of the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (the "Portfolios") as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period September 16, 1993 (commencement of operations) to March 31, 1994, October 14, 1993 (commencement of operations) to March 31, 1994 and October 15, 1993 (commencement of operations) to March 31, 1994 for the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios as of March 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
May 2, 1997


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                                          35

BT INVESTMENT LIFECYCLE FUNDS
LIFECYCLE LONG RANGE
LIFECYCLE MID RANGE
LIFECYCLE SHORT RANGE


Investment Adviser of the Portfolio and Administrator
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
COOPERS & LYBRAND L.L.P
1100 Main Street, Suite 900
Kansas City, MO  64105

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022


                               -----------------------
    For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313.
                               -----------------------



                                                             COMBLIFE 200 (5/97)